Oppenheimer Europe Fund

6803 South Tucson Way, Englewood, Colorado  80112
1-800-525-7048

Statement of Additional Information dated December 27, 2000, revised August 3, 2001

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information in the  Prospectus  dated December 27, 2000. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading  it  from  the   OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment  objective,  the principal investment policies and the main risks of the Fund are described in the  Prospectus.  This  Statement  of  Additional  Information  contains  supplemental  information  about those policies and risks and the types of securities  that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., can select for the Fund.  Additional  information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and strategies that the Fund's Manager may use in selecting  portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         |X| Foreign  Investing.  "Foreign  securities"  include equity and debt securities of companies  organized under the laws of countries  other than the United States and debt securities of foreign  governments.  They may be traded on foreign securities exchanges or in foreign over-the-counter  markets.  Securities of foreign issuers that are listed on a U.S. securities  exchanges or traded in U.S.  over-the-counter  markets are not considered "foreign securities" for the purpose of the Fund's investment  allocations.  That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Fund may  purchase  securities  denominated  in foreign  currencies,  a change in the value of such  foreign  currency  against  the U.S.  dollar  will  result in a change in the  amount of income  the Fund has available  for  distribution.  Because a portion  of the  Fund's  investment  income  may be  received  in  foreign currencies,  the Fund will be required to compute its income in U.S. dollars for distribution to shareholders,  and therefore  the Fund  will  absorb  the cost of  currency  fluctuations.  After  the  Fund has  distributed  income, subsequent  foreign currency losses may result in the Fund's having  distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the
U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities. Notwithstanding the foregoing, the Fund may invest up to 20% of its net assets in the euro for investment purposes.

         |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities  for investing but also present special additional risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in value of  foreign  investments  due to  changes  in  currency  rates or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio  transactions  or loss of certificates  for portfolio securities;
o        possibilities in some countries of expropriation,  confiscatory taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         A number of current  significant  political  demographic and economic  developments may affect investments in foreign securities and in securities of companies with operations  overseas.  Such developments include dramatic political  changes in government  and economic  policies in several  Eastern  European  countries,  Germany and the
Republics  comprising  the former Soviet Union,  as well as  unification of the European  Economic  Community.  The course of any of one or more of these  events  and the  effect  on trade  barriers,  competition  and  markets  for consumer goods and services is uncertain.  With roughly  two-thirds of all outstanding equity securities now traded outside of the United  States  the Fund's  global  scope  enables it to attempt to take  advantage  of other  world markets and companies and to seek to protect itself against any single economy.

         |_|  European  Stocks and Other Equity  Securities.  The Fund does not limit its  investments  in European equity  securities  to issuers  having a market  capitalization  of a specified  size or range,  and  therefore may invest in securities of small-,  mid- and  large-capitalization  issuers.  At times,  the Fund may focus its equity investments  in securities of one or more  capitalization  ranges,  based upon the Manager's  judgment of where are the best market  opportunities to seek the Fund's objective.  At times, the market may favor or disfavor securities of issuers of a particular  capitalization range, and securities of small-capitalization  issuers may be subject to greater price volatility in general than securities of larger companies.  Therefore,  if the Fund is focusing on or has substantial  investments in  smaller-capitalization  companies at times of market volatility,  the Fund's share price may fluctuate more than that of funds focusing on larger-capitalization issuers.

         In  determining  the European  equity  investments  to be made for the Fund,  the Manager seeks to apply a strategic  investment  policy  that  provides  for the  selection  of  securities  that meet  certain  quantitative standards  determined  by the Manager.  The  quantitative  model  considers  all European  issuers and  generates a proposed buy/sell list of equity securities without regard to specific  geographic  location,  company or industry.
The Fund will consider  European  stocks of closed-end  management  investment  companies,  the assets of which are invested primarily in European stocks, to be securities of European companies.

         |_| Special Risks of "Emerging  Markets."  Investments in securities  traded in "emerging  markets" (which are trading markets that are relatively new in countries with developing  economies)  involve more risks than other foreign securities.  Emerging markets may have extended settlement periods for securities  transactions so that the
Fund might not receive the  repayment of  principal or income on its  investments  on a timely  basis,  which could affect its net asset value.  There may be a lack of liquidity for emerging  market  securities.  Interest rates and foreign currency  exchange rates may be more volatile.  Government  limitations on foreign  investments may be more likely to be imposed than in more developed  countries.  Emerging  markets may respond in a more volatile manner to economic changes than those of more developed countries.

         |_| Eastern  European  Markets.  The Fund may invest in the  securities  of issuers  domiciled  in Eastern
European  countries.  Investment  in the  securities  of issuers  in  Eastern  European  markets  involves  certain additional  risks not involved in investment in securities of issuers in more developed  capital  markets,  such as
(i) low or  non-existent  trading volume,  resulting in a lack of liquidity and increased  volatility in prices for such  securities,  as  compared to  securities  of  comparable  issuers in more  developed  capital  markets,  (ii)
uncertain  national policies and social,  political and economic  instability  (including the possibility that such countries could revert to a centralist planned  government),  increasing the potential for expropriation of assets,
confiscatory  taxation,   high  rates  of  inflation  or  unfavorable  diplomatic   developments,   (iii)  possible
fluctuations  in exchange  rates,  differing  legal  systems and the  existence of possible  imposition of exchange controls,  custodial  restrictions  or other foreign or U.S.  Governmental  laws or  restrictions  on investment in issuers or industries  deemed  sensitive to national  interests,  and (iv) the lack of developed  legal  structures governing private and foreign investments and private property.

         |X|  Rights  and  Warrants.  The Fund may  invest up to 10% of its total  assets in  warrants  or  rights, although  the Fund does not  currently  intend to invest  more than 5% of its total  assets in  warrants or rights.
Warrants  basically are options to purchase  equity  securities at specific  prices valid for a specific  period of time.  Their  prices do not  necessarily  move  parallel  to the prices of the  underlying  securities.  Rights are similar  to  warrants,  but  normally  have a short  duration  and are  distributed  directly  by the issuer to its shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |X|  Investments in Bonds,  Other Debt  Securities and  Convertible  Securities.  The Fund is permitted to invest in bonds,  debentures and other debt securities.  However, as the Fund currently  emphasizes  investments in equity  securities,  such as stocks,  the Fund does not  anticipate  that under normal  market  conditions  it will invest more than 5% of its total assets in debt  securities in the coming year. For temporary  defensive  purposes, in  times  of  adverse  market  or  economic  conditions,  the Fund may  invest  up to 100% of its  assets  in debt securities.  The Fund's debt  investments  would  include  investment-grade  bonds.  These are bonds rated at least
"Baa" by Moody's Investors  Service,  Inc., at least "BBB" by Standard & Poor's Corporation or Fitch, Inc., or have comparable  ratings by another nationally  recognized  statistical  rating  organization.  In making investments in debt  securities,  the Manager may rely to some  extent on the ratings of ratings  organizations  or it may use its own research to evaluate a security's  credit-worthiness.  If the securities are unrated,  to be considered part of the  Fund's  holdings  of  investment-grade  securities,  they must be judged by the  Manager  to be of  comparable quality to bonds rated as investment grade by a rating organization.

         |X| U.S. Government  Securities.  Obligations of U.S. Government agencies or instrumentalities  (including mortgage-backed  securities)  may or may not be  guaranteed  or  supported  by the "full  faith and  credit" of the
United  States.  Some are  backed  by the  right of the  issuer  to  borrow  from the  U.S.  Treasury;  others,  by discretionary  authority of the U.S. Government to purchase the agencies'  obligations;  while others are supported only by the credit of the  instrumentality.  All U.S. Treasury  obligations are backed by the full faith and credit of the United  States.  If the  securities  are not backed by the full faith and credit of the United  States,  the owner of the  securities  must look  principally  to the agency issuing the obligation for repayment and may not be able to assert a claim  against  the United  States in the event that the agency or  instrumentality  does not meet its commitment.  The Fund will invest in U.S.  Government  securities of such agencies and  instrumentalities  only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

         |X| Convertible  Securities.  While some convertible securities are a form of debt security, in many cases their conversion  feature (allowing  conversion into equity  securities)  causes them to be regarded by the Manager more as "equity  equivalents."  As a result,  the rating  assigned to the  security  has less impact by the Manager investment  decision  than in the case of  non-convertible  debt fixed  income  securities.  To  determine  whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

(1)      whether,  at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the  convertible  securities  has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the  convertible  security  may be a  defensive  "equity  substitute,"  providing  the ability to participate in any appreciation in the price of the issuer's common stock.

         The value of a convertible  security is a function of its "investment  value" and its "conversion  value."
If the investment  value exceeds the conversion  value,  the security will behave more like a debt security and the security's  price will likely  increase  when interest  rates fall and decrease  when  interest  rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security.  In that case,  it will likely sell at a premium over its  conversion  value and its price will tend to  fluctuate  directly with the price of the underlying security.

         |_| Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the fund traded its portfolio securities  during its last fiscal year.  For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will  fluctuate  from year to year.  The Fund may have a  portfolio  turnover  rate of more  than 100%  annually.  Increased  portfolio  turnover creates  higher  brokerage  and  transaction  costs  for the  Fund,  which  may  reduce  its  overall  performance.
Additionally,  the realization of capital gains from selling  portfolio  securities may result in  distributions of taxable long-term capital gains to shareholders,  since the Fund will normally  distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund may from time to time use the types of investment  strategies and investments  described below. It is not required to use all of these strategies at all times, and at times may not use them.

         |X| Investing in Small,  Unseasoned  Companies.  The Fund may invest in  securities  of small,  unseasoned companies.  These are companies that have been in operation for less than three years,  including the operations of any  predecessors.  Securities of these  companies  may be subject to  volatility in their prices.  They may have a limited trading market,  which may adversely  affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain  for them.  Other  investors  that own a  security  issued by a small,  unseasoned issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting  to dispose of its  holdings  of that  security.  In that case the Fund might  receive a lower price for its  holdings  than might otherwise be obtained.  The Fund  currently  intends to invest no more than 5% of its net assets in  securities  of small, unseasoned issuers.

         |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.  The  Fund  may  invest  in  securities  on  a
"when-issued"  basis  and  may  purchase  or  sell  securities  on  a  "delayed-delivery"  basis.  When-issued  and delayed-delivery  are terms that refer to  securities  whose  terms and  indenture  are  available  and for which a market exists, but which are not available for immediate delivery.

         When such  transactions are negotiated,  the price (which is generally  expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities  take place at a later date (generally within 45 days of the date the offer is  accepted).  The  securities  are  subject to change in value  from  market fluctuations  during the period until  settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction  other than that expected by the Manager before  settlement will affect  the value of such  securities  and may cause a loss to the Fund.  During the period  between  purchase  and settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund from the investment.
No  income  begins to accrue  to the Fund on a  when-issued  security  until  the Fund  receives  the  security  at settlement of the trade.

         The Fund  will  engage  in  when-issued  transactions  to  secure  what  the  Manager  considers  to be an advantageous  price and yield at the time of entering into the obligation.  When the Fund enters into a when-issued or delayed-delivery  transaction, it relies on the other party to complete the transaction.  Their failure to do so may cause the Fund to lose the  opportunity  to obtain the  security at a price and yield the Manager  considers to be advantageous.

         When the Fund engages in  when-issued  and  delayed-delivery  transactions,  it does so for the purpose of acquiring or selling  securities  consistent  with its  investment  objective and policies for its portfolio or for delivery  pursuant to options  contracts  it has entered  into,  and not for the  purpose of  investment  leverage.
Although the Fund will enter into delayed-delivery or when-issued purchase  transactions to acquire securities,  it may  dispose  of a  commitment  prior to  settlement.  If the Fund  chooses  to  dispose  of the right to acquire a when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the  time  the  Fund  makes  the  commitment  to  purchase  or  sell a  security  on a  when-issued  or delayed-delivery  basis, it records the  transaction on its books and reflects the value of the security  purchased in  determining  the Fund's net asset value.  In a sale  transaction,  it records the proceeds to be received.  The
Fund  will  identify  on its  books  liquid  assets at least  equal in value to the  value of the  Fund's  purchase commitments until the Fund pays for the investment.

         When-issued and  delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated  changes in interest rates and prices.  For instance,  in periods of rising interest rates and falling prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated  falling  prices.  In periods of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities and purchase the same or similar  securities on a when-issued or  delayed-delivery basis to obtain the benefit of currently higher cash yields.

         Portfolio  Turnover.  The Fund does not  expect to  engage  frequently  in  short-term  trading  to try to achieve its objective.  Portfolio  turnover  affects  brokerage  costs the Fund pays. If the Fund realizes  capital gains when it sells its portfolio  investments,  it must generally pay those gains out to shareholders,  increasing their taxable distributions.

         |X|  Borrowing.  The Fund has the ability to borrow  one-third  the value of its total  assets from banks.
The Fund may borrow as a temporary  measure for  extraordinary or emergency  purposes.  The Fund may also borrow on an  unsecured  basis to invest  the  borrowed  funds in  portfolio  securities.  This is a  speculative  investment technique known as "leverage" and the Fund currently does not  contemplate  using it. The Fund may borrow only from banks.  Under  current  regulatory  requirements,  borrowings  can be made only to the extent that the value of the
Fund's assets, less its liabilities other than borrowings,  is equal to at least 300% of all borrowings  (including the proposed  borrowing).  If the value of the Fund's  assets fails to meet this 300% asset  coverage  requirement, the Fund will  reduce its bank debt  within  three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow.  Additionally,  the Fund's net asset value per share  might  fluctuate  more than that of funds that do not borrow.

         |X| Repurchase  Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It may do so for  liquidity  purposes to meet  anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

         In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously  resells  it to, an approved  vendor for delivery on an agreed upon future  date.  The resale  price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Fund's Board of Trustees from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occur  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond  seven days are subject to the Fund's limits on holding illiquid  investments.  The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the  amount of the Fund's net  assets  that may be  subject  to  repurchase  agreements having maturities of seven days or less.

         Repurchase  agreements,  considered  "loans" under the Investment  Company Act, are  collateralized by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase agreement is in effect,  the value of the  collateral  must  equal or exceed the  repurchase  price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the  delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any delay in its ability to do
so. The Manager will  monitor the vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will continuously monitor the collateral's value.

         |X| Illiquid and Restricted  Securities.  The Fund has  limitations  that apply to purchases of restricted securities,  as stated in the  Prospectus.  Those  percentage  restrictions  do not limit  purchases of  restricted securities that are eligible for sale to qualified  institutional  purchasers under Rule 144A of the Securities Act of 1933, if those  securities  have been  determined to be liquid by the Manager under Board  approved  guidelines.
Those  guidelines  take into account the trading  activity for such  securities  and the  availability  of reliable pricing  information,  among  other  factors.  If there is a lack of trading  interest  in a  particular  Rule 144A security,  the Fund's  holdings of that  security may be  considered to be illiquid.  Illiquid  securities  include repurchase  agreements  maturing  in more  than  seven  days and  participation  interests  that do not  have  puts exercisable within seven days.

         |X|  Loans of  Portfolio  Securities.  The Fund can lend its  portfolio  securities  to  certain  types of eligible  borrowers  approved by the Board of Trustees.  It may do so to try to provide income or to raise cash for liquidity  purposes.  These loans are limited to not more than 25% of the value of the Fund's total  assets.  There are some risks in connection with securities  lending.  The Fund might  experience a delay in receiving  additional collateral to secure a loan, or a delay in recovery of the loaned  securities.  The Fund  presently does not intend to engage in loans of securities in the coming year.

         The Fund must receive collateral for a loan. Under current applicable  regulatory  requirements (which are subject to change),  on each  business  day the loan  collateral  must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit,  securities of the U.S. Government or its agencies or instrumentalities,  or other cash  equivalents  in which the Fund is  permitted  to  invest.  To be  acceptable  as collateral,  letters of credit  must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the  letter of credit and the  issuing  bank both must be  satisfactory  to the
Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest  on  loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of  interest  may be  shared  with  the  borrower.  The  Fund  may also  pay  reasonable  finder's,  custodian  and administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         |X| Hedging.  Although the Fund does not  anticipate  the extensive use of hedging  instruments,  the Fund can use hedging  instruments.  To attempt to protect against declines in the market value of the Fund's  portfolio, to permit the Fund to retain unrealized gains in the value of portfolio  securities which have  appreciated,  or to facilitate selling securities for investment reasons, the Fund could:
         |_| sell futures contracts,
         |_| buy puts, or
         |_| write covered calls.  Covered calls may also be used for liquidity purposes,  but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the securities and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against  the possibility that its portfolio  securities  would not be fully included in a rise in value of the market.  To do so the Fund could:
         |_| buy futures, or
         |_| buy calls.

         The Fund is not  obligated  to use hedging  instruments,  even though it is  permitted  to use them in the
Manager's  discretion,  as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular  hedging  instruments the Fund can use are described  below.  The Fund may employ new hedging  instruments and strategies when they are developed, if those  investment  methods  are  consistent  with the Fund's  investment  objective  and are  permissible  under applicable regulations governing the Fund.

         |_| Futures.  The Fund can buy and sell futures contracts that relate to (1)  broadly-based  stock indices
(these are  referred to as "stock index  futures")  and (2) foreign  currencies  (these are referred to as "forward contracts").

         A broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a  particular  industry or group of  industries.  A stock index  assigns  relative values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks. A stock index cannot be purchased or sold directly.  This contract  obligates the seller to deliver,  and the  purchaser  to take,  cash to settle the futures  transaction.  There is no delivery  made of the underlying  securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         No money is paid or  received  by the Fund on the  purchase  or sale of a  future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures broker's name.  However,  the futures broker can gain access to that account only under specified conditions.  As the future is marked-to-market  (that is, its value on the Fund's books is changed)
to reflect changes in its market value,  subsequent margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

         At any time prior to expiration  of the future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.
All futures  transactions  (except  forward  contracts) are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

         |_| Put and Call  Options.  The  Fund can buy and sell  certain  kinds of put  options  ("puts")  and call options ("calls").  The Fund can buy and sell exchange-traded and over-the-counter put and call options,  including index options, securities options and currency options.

                  |_| Writing  Covered Call Options.  The Fund can write (that is, sell) covered calls. If the Fund sells a call option,  it must be covered.  That means the Fund must own the security  subject to the call while the call is  outstanding,  or, for certain  types of calls,  the call may be covered by  segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is exercised.  Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it receives  cash (a  premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some extent by the  premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When  the  Fund  writes  a call on an  index,  it  receives  cash (a  premium).  If the  buyer of the call exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point of difference.  If the value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

         The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the
Fund's escrow agent,  through the facilities of the Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund  writes an  over-the-counter  ("OTC")  option,  it will  enter  into an  arrangement  with a primary U.S.  Government  securities  dealer which will  establish a formula  price at which the Fund will have the absolute  right to  repurchase  that OTC option.  The formula  price will  generally  be based on a multiple of the premium received for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on holding  illiquid  securities)  the  mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its  obligation  on a call it has written,  the Fund may purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction  costs and the  premium  received  on the call the Fund wrote is more or less than the price of the call the Fund  purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying  security and the premium it received when it wrote the call. Any such profits are  considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a  closing  purchase  transaction  due to the lack of a market,  it will  have to hold the  callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures  contract  without  owning the futures  contract or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by segregating an equivalent dollar amount of liquid assets.  The Fund will segregate  additional liquid assets if the value of the  segregated  assets drops below 100% of the current value of the future.  Because of this  segregation requirement,  in no  circumstances  would the Fund's  receipt of an exercise  notice as to that future  require the
Fund to deliver a futures contract.  It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

                  |_| Writing Put Options.  The Fund can sell put  options.  A put option on  securities  gives the purchaser  the right to sell,  and the writer the  obligation  to buy, the  underlying  investment  at the exercise price  during the  option  period.  The Fund will not write  puts if, as a result,  more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets  identified  on the Fund's  books.  The premium  the Fund  receives  from  writing  a put  represents  a  profit,  as long as the  price of the  underlying investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation during the option period to buy the underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the investment  falls below the exercise price. If a put the Fund has written expires  unexercised, the  Fund  realizes  a gain in the  amount  of the  premium  less the  transaction  costs  incurred.  If the put is exercised,  the Fund must fulfill its obligation to purchase the underlying  investment at the exercise price. That price will  usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur a loss if it  sells  the  underlying  investment.  That  loss  will be  equal  to the sum of the  sale  price  of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction  costs the
Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Fund will  deposit  in escrow  liquid  assets  with a value  equal to or  greater  than the  exercise  price of the underlying  securities.  The Fund therefore  forgoes the opportunity of investing the segregated  assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to take  delivery of the underlying  security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same  series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it  cannot  effect a closing purchase transaction.

         The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written  or to  prevent  the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for  other  investments.  The Fund  will  realize  a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received from writing the put option.  Any profits from writing puts are  considered  short-term  capital  gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

                  |_| Purchasing  Calls and Puts. The Fund can purchase  calls to protect  against the  possibility that the Fund's  portfolio  will not  participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase  transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund  benefits  only if it sells the call at a profit or if, during the call period, the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right to sell the  underlying investment to a seller of a put on a  corresponding  investment  during the put period at a fixed  exercise  price.
Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline  in the value of the  underlying  investment  below the  exercise  price by  selling  the underlying  investment  at the  exercise  price to a seller of a  corresponding  put.  If the  market  price of the underlying  investment  is equal to or above the  exercise  price and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may sell the put prior to its expiration.
That sale may or may not be at a profit.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

                  |_| Buying and Selling  Options on Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They include puts and calls that trade on a securities or  commodities  exchange or in the over-the-counter  markets  or are quoted by major  recognized  dealers  in such  options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates  a rise in the dollar value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing  puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund  owns the  underlying  foreign currency  covered by the call or has an absolute  and  immediate  right to acquire that  foreign  currency  without additional cash  consideration (or it can do so for additional cash  consideration  held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a  foreign  currency  to  provide a hedge  against a decline  in the U.S.
dollar  value of a  security  which the Fund  owns or has the right to  acquire  and  which is  denominated  in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange rate. This is known as a "cross-hedging"  strategy. In those circumstances,  the Fund covers the option by maintaining  cash,  U.S.  Government  securities or other liquid,  high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

         |_| Risks of Hedging with Options and Futures.  The use of hedging  instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.
If the  Manager  uses a hedging  instrument  at the wrong time or judges  market  conditions  incorrectly,  hedging strategies may reduce the Fund's  return.  The Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its portfolio  turnover  rate and brokerage  commissions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

         The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative  basis than the  commissions  for direct  purchases  or sales of the  underlying  investments.
Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently, put and call options  offer large amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered  call  written by the Fund is exercised on an  investment  that has  increased in value,  the
Fund will be required to sell the  investment  at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's securities.  For example,  it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio  securities.  However,  while this could occur for a very brief  period or to a very small  degree,  over time the value of a  diversified  portfolio of  securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar  amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio  securities  being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         The Fund can use hedging  instruments  to  establish a position in the  securities  markets as a temporary substitute  for the  purchase of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such futures,  broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the  market  might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might decline further or for other  reasons,  the Fund will  realize a loss on the  hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

         |_| Forward  Contracts.  Forward contracts are foreign currency exchange  contracts.  They are used to buy or sell foreign  currency for future  delivery at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated  in a foreign  currency  that the Fund has bought or sold,  or to protect  against possible  losses from changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets denominated in that currency or a  closely-correlated  currency.  The Fund may also use  "cross-hedging"  where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward  contract,  one party  agrees to  purchase,  and another  party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract  agreed upon by the parties.  The transaction  price is set at the time the contract is entered into. These contracts are traded in the inter-bank  market  conducted  directly  among currency  traders  (usually  large  commercial  banks) and their customers.

         The Fund may use forward  contracts to protect against  uncertainty in the level of future exchange rates.
The use of  forward  contracts  does not  eliminate  the  risk of  fluctuations  in the  prices  of the  underlying securities  the Fund owns or intends to acquire,  but it does fix a rate of exchange in advance.  Although  forward contracts  may reduce the risk of loss from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund  enters into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  or when it  anticipates  receiving  dividend  payments in a foreign  currency,  the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend  payments.  To do so, the Fund could enter into a forward  contract for the purchase or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a  "transaction  hedge." The  transaction  hedge will protect the Fund against a loss from an adverse change in the currency  exchange  rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward  contracts to lock in the U.S. dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes  that foreign  currency  might suffer a  substantial  decline against  the U.S.  dollar,  it could  enter  into a forward  contract  to sell an amount of that  foreign  currency approximating  the value of some or all of the Fund's portfolio  securities  denominated in that foreign  currency.
When the Fund  believes that the U.S.  dollar might suffer a substantial  decline  against a foreign  currency,  it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the
Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its forward  contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short  positions  in these  cases by  identifying  to its  custodian  bank  assets having a value equal to the aggregate amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts or maintain a net exposure to such  contracts if the  consummation  of the  contracts would  obligate  the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However,  to avoid excess  transactions  and  transaction  costs,  the Fund may maintain a net exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in foreign  currencies if the excess amount is "covered" by liquid securities  denominated in any currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase a call  option  permitting  the Fund to  purchase  the  amount of foreign  currency  being  hedged by a forward  sale contract at a price no higher than the forward  contract  price.  As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency subject to a forward purchase  contract at a price as high or higher than the forward contact price.

         The precise  matching of the amounts under  forward  contracts  and the value of the  securities  involved generally  will not be possible  because the future value of  securities  denominated  in foreign  currencies  will change as a consequence of market  movements  between the date the forward contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign  currency to settle the original purchase  obligation.  If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver,  the Fund might have to purchase  additional foreign currency on the "spot" (that is, cash)  market to settle the security  trade.  If the market  value of the  security  instead  exceeds the amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the Fund might have to sell on the spot market some of the foreign currency  received upon the sale of the security.  There will be additional  transaction costs on the spot market in those cases.

         The  projection  of  short-term  currency  market  movements is extremely  difficult,  and the  successful execution  of a  short-term  hedging  strategy  is  highly  uncertain.  Forward  contracts  involve  the risk  that anticipated  currency  movements  will not be  accurately  predicted,  causing the Fund to sustain  losses on these contracts and to pay additional  transactions  costs. The use of forward  contracts in this manner might reduce the
Fund's  performance if there are unanticipated  changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the  maturity of a forward  contract  requiring  the Fund to sell a currency,  the Fund might sell a portfolio  security and use the sale proceeds to make delivery of the currency.  In the alternative the Fund might retain the  security and offset its  contractual  obligation  to deliver the currency by  purchasing a second contract.  Under that  contract the Fund will obtain,  on the same maturity  date,  the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract  requiring it to purchase a specified  currency by entering into a second contract  entitling it to sell the same amount of the same currency on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering  into such an  offsetting  forward  contract  under  either  circumstance.  The gain or loss will depend on the extent to which the exchange rate or rates between the  currencies  involved  moved between the execution  dates of the first contract and offsetting contract.

         The costs to the Fund of  engaging  in  forward  contracts  varies  with  factors  such as the  currencies involved,  the length of the contract period and the market  conditions then prevailing.  Because forward contracts are usually  entered into on a principal  basis,  no brokerage  fees or  commissions  are  involved.  Because these contracts  are not  traded  on an  exchange,  the  Fund  must  evaluate  the  credit  and  performance  risk of the counterparty under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the prices at which they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain  guidelines and  restrictions  with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from registration with the CFTC as a "commodity  pool  operator" if the Fund  complies with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets that may be used for  futures  margin and related  options  premiums  for a bona fide  hedging  position.  However,  under the Rule,  the Fund must limit its aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging  strategies that are not considered bona fide hedging  strategies  under the Rule. Under the Rule, the Fund must also use short  futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through  one or more  brokers.  Thus,  the number of  options  that the Fund may write or hold may be  affected  by options written or held by other  entities,  including other  investment  companies  having the same advisor as the
Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the  Investment  Company Act,  when the Fund  purchases a future,  it must  maintain cash or readily marketable  short-term  debt  instruments in an amount equal to the market value of the  securities  underlying the future,  less the margin  deposit  applicable  to it. The account must be a segregated  account or accounts held by the Fund's custodian bank.

         |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign currency exchange contracts in which the
Fund may invest are treated as "Section 1256  contracts"  under the Internal  Revenue  Code.  In general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section 1256  contracts that are forward  contracts  generally are treated as ordinary  income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each  taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment  company  distributions and for other purposes under rules prescribed  pursuant to the
Internal  Revenue  Code.  An  election  can  be  made  by  the  Fund  to  exempt  those   transactions   from  this
marked-to-market treatment.

         Certain  forward  contracts  the Fund  enters  into may  result in  "straddles"  for  Federal  income  tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed only to the  extent  that  the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally  allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)      gains or losses  attributable  to  fluctuations  in  exchange  rates that occur  between the time the Fund accrues  interest or other  receivables  or accrues  expenses or other  liabilities  denominated in a foreign currency and the time the Fund actually  collects such receivables or pays such  liabilities,
              and
(2)      gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the date of acquisition  of a debt  security  denominated  in a foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |_| Temporary  Defensive  Investments.  These can include (i) obligations issued or guaranteed by the U.S.
Government,  its  agencies  or  instrumentalities;  (ii)  commercial  paper  rated in the  highest  category  by an established  rating  organization;  (iii)  certificates  of deposit or bankers'  acceptances of domestic banks with assets of $1 billion or more;  (iv) any of the  foregoing  securities  that  mature in one year or less  (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

         |X| What Are  "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:

         |_| 67% or more of the shares  present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         |_| more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

         |_| The Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets  would be  invested  in  securities  of that  issuer or if it would then own more than 10% of that  issuer's voting  securities.  This  limitation  applies  to 75% of the  Fund's  total  assets.  The limit  does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities.

         |_| The Fund cannot lend money except in connection  with the  acquisition  of debt  securities  which the
Fund's  investment  policies and  restrictions  permit it to purchase.  However,  the Fund is not  prohibited  from engaging in repurchase transactions nor from making loans of portfolio securities.

         |_| The Fund cannot concentrate  investments.  That means it cannot invest 25% or more of its total assets in any single industry. However, there is no limitation on investments in U.S. Government securities.

         |_| The Fund cannot invest in real estate or in interests in real estate.  However,  the Fund can purchase securities  of issuers  holding  real estate or  interests  in real  estate  (including  securities  of real estate investment trusts).

         |_| The Fund cannot  underwrite  securities  of other  companies.  A permitted  exception is in case it is deemed to be an  underwriter  under  the  Securities  Act of 1933 when  reselling  any  securities  held in its own portfolio.

         |_| The Fund cannot  borrow money in excess of one-third  of the value of its total  assets.  The Fund can borrow  only from  banks.  The Fund can borrow only if it  maintains  a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act of 1940.

         |_|  The Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the Fund are  designated  as  segregated,  or margin,  collateral  or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities  include  borrowing  money,  reverse repurchase agreements,  delayed-delivery and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

         |_| The Fund  cannot  pledge,  mortgage  or  otherwise  encumber,  transfer or assign any of its assets to secure a debt.  Collateral  arrangements for premium and margin payments in connection with hedging instruments are not deemed to be a pledge of assets.

         |X|  Non-Fundamental  Investment  Restrictions.  The  following  operating  policies  of the  Fund are not fundamental  policies  and, as such,  may be changed by vote of a majority of the Fund's Board of Trustees  without shareholder approval. These additional restrictions provide that:

         |_| The Fund cannot purchase securities on margin.  However,  the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.

         |_| The Fund  cannot  invest in  companies  for the  purpose  of  acquiring  control or  management  those companies.

         |_| The Fund cannot  invest or hold  securities  of any issuer if officers and trustees of the Fund or the
Manager  individually  beneficially  own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         As a matter of  non-fundamental  policy, the Fund also may invest all of its assets in the securities of a single open-end  management  investment  company for which the Manager or one of its subsidiaries or a successor is advisor  or  sub-advisor,  notwithstanding  any other  fundamental  investment  policy or  limitation.  The Fund is permitted  by this policy  (but not  required)  to adopt a  "master-feeder"  structure  in which the Fund and other
"feeder"  funds would invest all of their assets in a single pooled  "master  fund" in an effort to take  advantage of potential  efficiencies.  The Fund has no present  intention of adopting a "master-feeder"  structure.  The Fund would  seek  approval  of its Board of  Trustees,  and update  its  Prospectus  and this  Statement  of  Additional
Information, prior to adopting a "master-feeder" structure.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies on an ongoing  basis,  it applies only at the time the Fund makes an  investment  with the exception of the borrowing  policy.  The Fund need not sell securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to  concentrate  its  investments as described  above,  the Fund has adopted the industry  classifications set forth in Appendix A to this Statement of Additional Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and History.  The Fund was organized in November 1998 as a Massachusetts  business trust. The Fund is an  open-end,  diversified  management  investment  company  with an  unlimited  number  of  authorized  shares  of beneficial interest.

         The Fund is  governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee the Fund's activities,  review its  performance,  and review the actions of the  Manager.  Although the Fund will not normally hold  annual  meetings  of its  shareholders,  it may hold  shareholder  meetings  from  time to time on  important matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         |_| Classes of Shares.  The Board of  Trustees  has the power,  without  shareholder  approval,  to divide unissued  shares of the Fund into two or more  classes.  The Board  has done so,  and the Fund  currently  has five classes of  shares:  Class A, Class B,  Class C,  Class N and Class Y. All  classes  invest in the same  investment portfolio. Shares are freely transferable. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        has one vote at shareholder  meetings,  with fractional shares voting  proportionally on matters submitted to the vote of shareholders
o        may have  separate  voting  rights on  matters  in which  interests  of one class are  different  from the interests of another class, and
o        vote as a class on matters that affect that class alone.

         |_| Meetings of  Shareholders.  As a Massachusetts  business trust,  the Fund is not required to hold, and does not plan to hold,  regular annual meeting of shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other applicable law. It will also do so when a shareholder  meeting is called by the Trustees or upon the request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the Trustees receive a request from at least 10 shareholders  stating that they wish to communicate with the other  shareholders to  request a meeting  to remove a  Trustee,  the  Trustees  will then  either  make the  Fund's  shareholder  list available to the applicants or mail their communication to all other shareholders at the applicant's  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting  at least 1% of the Fund's  outstanding  shares,  whichever is less.
The Trustees may also take other action as permitted by the Investment Company Act.

         |_| Shareholder and Trustee  Liability.  The Fund's Declaration of Trust contains an express disclaimer of
shareholder  or  Trustee  liability  for  the  Fund's  obligations.   It  also  provides  for  indemnification  and
reimbursement  of  expenses  out of the  Fund's  property  for  any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any claim made  against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy any judgment on that claim.  Massachusetts  law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally liable as a "partner" under certain  circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively  remote  circumstances in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's  Trustees and officers and their  principal  occupations and business affiliations  and occupations  during the past five years are listed below.  Trustees  denoted with an asterisk (*)
below are deemed to be "interested  persons" of the Fund under the Investment  Company Act. All of the Trustees are
Trustees or Directors of the following New York-based Oppenheimer funds1:

Oppenheimer California Municipal Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer Large Cap Growth Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund                       Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                                Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund                    Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund                               Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                   Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund               Oppenheimer Trinity Growth Fund
Oppenheimer Gold & Special Minerals Fund              Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund

         Ms. Macaskill and Messrs.  Spiro,  Donohue,  Wixted,  Zack,  Bishop and Farrar  respectively hold the same offices  with the other New  York-based  Oppenheimer  funds as with the Fund.  As of the date of this  Statement of
Additional Information, the Trustees and officers of the Fund owned 2.6% of the Class A shares of the Fund.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General Partner of Odyssey Partners,  L.P.  (investment  partnership) (since 1982) and Chairman of Avatar Holdings,
Inc. (real estate development).

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 75.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the following  positions:  Chairman Emeritus (August 1991 - August 1999),  Chairman (November 1987
-  January  1991)  and a  director  (January  1969 -  August  1999)  of the  Manager;  President  and  Director  of
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager and the Fund's  Distributor  (July 1978 - January
1992).

Bridget A. Macaskill*, President and Trustee; Age: 52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000),  Chief Executive  Officer (since September 1995) and a director (since December 1994)
of the Manager;  President  (since  September 1995) and a director (since October 1990) of Oppenheimer  Acquisition
Corp., the Manager's parent holding company;  President,  Chief Executive Officer and a director (since March 2000)
of OFI Private  Investments,  Inc., an  investment  adviser  subsidiary of the Manager;  Chairman and a director of
Shareholder  Services,  Inc. (since August 1994) and Shareholder  Financial Services,  Inc. (since September 1995), transfer agent  subsidiaries of the Manager;  President (since September 1995) and a director (since November 1989)
of Oppenheimer  Partnership Holdings,  Inc., a holding company subsidiary of the Manager;  President and a director
(since  October  1997) of  OppenheimerFunds  International  Ltd.,  an offshore  fund  management  subsidiary of the
Manager and of Oppenheimer  Millennium  Funds plc; a director of HarbourView  Asset Management  Corporation  (since
July 1991) and of Oppenheimer Real Asset Management,  Inc. (since July 1996),  investment  adviser  subsidiaries of the  Manager;  a director  (since April 2000) of  OppenheimerFunds  Legacy  Program,  a  charitable  trust  program established  by the  Manager;  a  director  of  Prudential  Corporation  plc (a U.K.  financial  service  company);
President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A Trustee or  Director  of other  Oppenheimer  funds.  Formerly  he held the  following  positions:  Vice  Chairman
(October  1995 - December  1997) and  Executive  Vice  President  (December  1977 - October  1995) of the  Manager;
Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The  Director of the  Institute  for  Advanced  Study,  Princeton,  N.J.  (since 1991) and a member of the National
Academy of Sciences  (since  1979);  formerly  (in  descending  chronological  order) a director  of Bankers  Trust
Corporation,  Provost and Professor of Mathematics at Duke University,  a director of Research Triangle  Institute,
Raleigh, N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and  architectural  historian;  a trustee of the Freer  Gallery of Art  (Smithsonian  Institute),  Executive
Committee of Board of Trustees of the National  Building  Museum;  a member of the Trustees  Council,  Preservation
League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc. (electric utility holding company),  Dominion Energy, Inc. (electric power and oil & gas  producer),  and Prime Retail,  Inc. (real estate  investment  trust);  formerly  President and Chief
Executive Officer of The Conference Board, Inc.  (international  economic and business  research) and a director of
Lumbermens  Mutual  Casualty  Company,  American  Motorists  Insurance  Company and American  Manufacturers  Mutual
Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal  Assistance  Corporation  for the City of New York;  Senior  Fellow of Jerome Levy  Economics
Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank;  Trustee,  Financial
Accounting Foundation (FASB and GASB);  President,  Baruch College of the City University of New York; formerly New
York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 69.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship  Search Group, Inc.  (corporate  governance  consulting and executive  recruiting);  a director of Professional Staff Limited (a U.K. temporary staffing company);  a life trustee of International  House
(non-profit educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel,  Hogan& Hartson (a  Washington,  D.C. law firm).  Other  directorships:  Allied Zurich Pl.c;  ConAgra,
Inc.; FMC Corporation;  Farmers Group Inc.;  Oppenheimer  Funds; Texas Instruments  Incorporated;  Weyerhaeuser Co.
and Zurich Allied AG.

Shanquan Li, Vice President and Portfolio Manager, Age: 46.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since November 1998); an officer and portfolio manager of other  Oppenheimer  funds;
formerly  Assistant Vice President of the Manager  (January 1997 - November 1998);  prior to joining the Manager in
November 1995, he was a Senior  Quantitative  Analyst in the Investment  Management  Policy Group of Brown Brothers
Harriman & Co. (February 1991 - October 1995).

Andrew J. Donohue, Secretary; Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive  Vice  President  (since  January  1993),  General  Counsel  (since  October 1991) and a director  (since
September  1995) of the  Manager;  Executive  Vice  President  and General  Counsel  (since  September  1993) and a director (since January 1992) of  OppenheimerFunds  Distributor,  Inc.;  Executive Vice President,  General Counsel
and a director (since September 1995) of HarbourView  Asset Management  Corporation,  Shareholder  Services,  Inc.,
Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since March 2000),  and of PIMCO Trust Company  (since May 2000);  President  and a director of  Centennial  Asset
Management  Corporation  (since September 1995) and of Oppenheimer Real Asset  Management,  Inc. (since July 1996);
Vice  President and a director  (since  September  1997) of  OppenheimerFunds  International  Ltd. and  Oppenheimer
Millennium  Funds plc; a director (since April 2000) of  OppenheimerFunds  Legacy  Program;  General Counsel (since
May 1996) and  Secretary  (since April 1997) of  Oppenheimer  Acquisition  Corp.;  an officer of other  Oppenheimer funds.

Brian W. Wixted, Treasurer and Principal Financial and Accounting Officer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999)  of the  Manager;  Treasurer  (since  March  1999) of
HarbourView  Asset  Management  Corporation,   Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management
Corporation,  Shareholder  Financial  Services,  Inc. and Oppenheimer  Partnership  Holdings,  Inc., of OFI Private
Investments,  Inc. (since March 2000) and of OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds
plc (since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of PIMCO Trust  Company;  Assistant
Treasurer (since March 1999) of Oppenheimer  Acquisition Corp. and of Centennial Asset Management  Corporation;  an
officer of other  Oppenheimer  funds;  formerly  Principal  and Chief  Operating  Officer,  Bankers Trust Company -
Mutual Fund Services  Division (March 1995 - March 1999);  Vice President and Chief  Financial  Officer of CS First
Boston Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President  (since May 1985) and Associate  General  Counsel (since May 1981) of the Manager;  Assistant
Secretary of Shareholder  Services,  Inc. (since May 1985),  Shareholder  Financial Services,  Inc. (since November
1989);  OppenheimerFunds  International Ltd. and Oppenheimer  Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund  Accounting  (since May 1996); an officer of other  Oppenheimer  funds;
formerly an Assistant  Vice  President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996) and a Fund
Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since May 1996);  Assistant  Treasurer  of  Oppenheimer
Millennium  Funds plc (since  October  1997);  an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice
President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.

         Remuneration  of Trustees.  The officers of the Fund and certain  Trustees of the Fund who are  affiliated with the Manager (Ms.  Macaskill  and,  prior to July 31, 1999,  Mr. Spiro) receive no salary or fee from the Fund.
The remaining  Trustees of the Fund received the compensation  shown below. The compensation from the Fund was paid during its fiscal period ended August 31, 2000. The compensation  from all of the New York-based  Oppenheimer funds
(including  the Fund) was  received  as a director,  trustee or member of a committee  of the boards of those funds during the calendar year 1999.

-------------------------------------- ----------------------- ------------------------- --------------------------
                                                                                                   Total
                                                                      Retirement               Compensation
                                                                       Benefits                  From all
                                       Aggregate Compensation      Accrued as Part            New York-based
Trustee's Name                               From Fund1                Of Fund                  Oppenheimer
and Position                                                           Expenses              Funds (29 Funds)2
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Leon Levy                                       $53                       $0                     $166,700
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Robert Galli3                                   $32                       $0                     $177,715
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Phillip A Griffiths4                            $12                       $0                      $5,125
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Benjamin Lipstein                               $46                       $0                     $144,100
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Elizabeth B. Moynihan                           $31                       $0                     $101,500
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Kenneth A. Randall                              $28                       $0                      $93,100
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Edward V. Regan                                 $28                       $                       $92,100
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Russell S. Reynolds, Jr.                        $21                       $0                      $68,900
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Donald Spiro                                    $14                       $0                      $10,250
-------------------------------------- ----------------------- ------------------------- --------------------------
-------------------------------------- ----------------------- ------------------------- --------------------------
Clayton K. Yeutter5                             $19                       $0                      $51,675
-------------------------------------- ----------------------- ------------------------- --------------------------
1. Aggregate  compensation includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Trustee.
2. For the 1999 calendar year
3. Calendar year 1999 figures include compensation from the Oppenheimer New York, Quest and Rochester funds.
4. Includes $12 deferred under Deferred Compensation Plan described below.
5. Includes $5 deferred under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired  Trustees.  Payments  are up to 80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the  highest  compensation  was  received.  A Trustee  must  serve as  trustee  for any of the New
York-based  Oppenheimer  funds  for at least 15  years to be  eligible  for the  maximum  payment.  Each  Trustee's retirement  benefits  will  depend on the  amount of the  Trustee's  future  compensation  and  length of  service.
Therefore the amount of those  benefits  cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X| Deferred  Compensation  Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation
Plan for  disinterested  trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under the plan  will be  determined  based  upon the performance of the selected funds.

         Deferral of Trustees'  fees under the plan will not materially  affect the Fund's  assets,  liabilities or net income per share.  The plan will not  obligate  the Fund to retain the  services  of any  Trustee or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Trustee under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of December 13, 2000,  the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's  outstanding  Class A, Class B, Class C, Class N and Class
Y shares were:  OppenheimerFunds  Inc., c/o VP Financial  Analysis,  6803 S. Tucson Way,  Englewood,  CO 80112-3924
which owned 210,000.000 Class A shares,  representing  18.50% of the Class A shares then outstanding and MLPF&S For the Sole Benefit of its Customers,  Attn. Fund ADM/#9EFE7,  4800 Deer Lake Dr. E FL 3, Jacksonville,  FL 32246-6484
which owned 43,885.866, representing 6.12% of the Class B shares then outstanding.

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain  employees,  including  portfolio  managers,  that would compete  with or take  advantage  of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C. You can
obtain   information  about  the  hours  of  operation  of  the  Public  Reference  Room  by  calling  the  SEC  at
1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's
EDGAR  database at the SEC's  Internet  web site at  http://www.sec.gov.  Copies may be  obtained,  after  paying a duplicating fee, by electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

         |_| The Investment  Advisory  Agreement.  The Manager provides investment advisory and management services to the Fund  under an  investment  advisory  agreement  between  the  Manager  and the Fund.  The  Manager  selects securities for the Fund's portfolio and handles its day-to-day  business.  The agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office  space,  facilities  and  equipment.  It also requires the
Manager to provide and supervise the activities of all  administrative  and clerical  personnel required to provide effective  administration for the Fund. Those  responsibilities  include the compilation and maintenance of records with  respect to its  operations,  the  preparation  and filing of  specified  reports,  and  composition  of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  brokerage commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian bank and transfer  agent  expenses, share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The  management  fees  paid by the  Fund to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are  applied  to the  assets of the Fund as a whole.  The fees are  allocated  to each  class of shares based upon the relative proportion of the Fund's net assets represented by that class.

                        --------------------------- ------------------------------------------
                               Fiscal Year                   Management Fee Paid to
                                Ended 8/31                   OppenheimerFunds, Inc.
                        --------------------------- ------------------------------------------
                        --------------------------- ------------------------------------------
                                  1999(1)                            $15,927
                        --------------------------- ------------------------------------------
                        --------------------------- ------------------------------------------
                                   2000                             $104,783
                        --------------------------- ------------------------------------------
                        1. For the period from  03/01/99  (commencement  of  operations)  to
                        08/31/99

         The investment  advisory  agreement states that in the absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not liable for any loss the Fund  sustains  for any  investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment  advisor for any other person,  firm or corporation and to use  the  name  "Oppenheimer"  in  connection  with  other  investment  companies  for  which  it may act as investment  advisor or general  distributor.  If the Manager shall no longer act as investment advisor to the Fund, the Manager may  withdraw the right of the Fund to use the name  "Oppenheimer"  as part of its name and the name of the Fund.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to arrange  the  portfolio  transactions  for the Fund.  The  advisory  agreement  contains provisions  relating to the employment of broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers,  that the Managers  thinks,  in its best  judgment  based on all relevant  factors,  will  implement  the policy of the Fund to obtain,  at  reasonable expense,  the "best  execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable execution at the most  favorable  price  obtainable.  The Manager  need not seek  competitive  commission  bidding.
However,  it is expected to be aware of the current rates of eligible  brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the
Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions  in  securities  other than those for which an exchange is the primary  market are  generally done with  principals or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S.
markets.  Brokerage  commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income  agency  transactions in the secondary  market.  Otherwise  brokerage  commissions are paid only if it appears  likely that a better price or execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily  uses the same broker for the purchase or sale of the option and any  transaction  in the  securities to which the option relates.

         Other funds  advised by the Manager have  investment  policies  similar to those of the Fund.  Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could affect the supply and price of the securities.  If two or more funds advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under  those  combined  orders  are  averaged  as to price  and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt  obligations are principal  transactions  at net prices.  Instead of using a broker for those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the Manager  determines  that a better price or execution can be obtained by using the services of a broker.
Purchases of portfolio  securities from  underwriters  include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers  include a spread  between the bid and asked prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment  advisory agreement permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment  research services include  information and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.  The Board of Trustees permits the Manager to use concessions on fixed-price  offerings to obtain research, in the same manner as is permitted for agency transactions.

         The Board of Trustees  permits the Manager to use stated  commissions  on  secondary  fixed-income  agency trades to obtain  research  if the broker  represents  to the  Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  commission, and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits  the Manager to use concessions  on  fixed-price  offerings  to  obtain  research,  in the  same  manner  as is  permitted  for  agency transactions.

         The research  services  provided by brokers broadens the scope and supplements the research  activities of the Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter in the continuous  public  offering of shares of the Fund's Class A, Class B, Class C, Class
N and Class Y shares.  The  Distributor  is not obligated to sell a specific  number of shares.  Expenses  normally attributable  to sales are borne by the  Distributor.  Class N shares were not publicly  offered during the periods shown below.

--------------- ------------------ ------------------- -------------------- ------------------- -------------------
                    Aggregate        Class A Front-        Concessions         Concessions         Concessions
    Fiscal          Front-End          End Sales           on Class A           on Class B          on Class C
     Year         Sales Charges         Charges              Shares               Shares              Shares
    Ended          on Class A         Retained by          Advanced by         Advanced by         Advanced by
    8/31:            Shares           Distributor         Distributor1         Distributor1        Distributor1
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
     2000            $81,976            $24,750              $5,233              $126,129             $8,653
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
  1. The Distributor  advances  concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.  Because  Class B shares  convert to
  Class A shares 72 months after purchase,  the "life-of-class"  return for Class B uses Class A performance for the period after conversion.

-------------------- -------------------------------- -------------------------------- ----------------------------
      Fiscal               Class A Contingent               Class B Contingent             Class C Contingent
       Year                  Deferred Sales                   Deferred Sales                 Deferred Sales
       Ended               Charges Retained by              Charges Retained by            Charges Retained by
       8/31:                   Distributor                      Distributor                    Distributor
-------------------- -------------------------------- -------------------------------- ----------------------------
-------------------- -------------------------------- -------------------------------- ----------------------------
       2000                        $0                             $5,082                          $178
-------------------- -------------------------------- -------------------------------- ----------------------------

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the Fund  reimburses  the  Distributor  for all or a portion of its costs  incurred  in  connection  with the distribution and/or servicing of the shares of the particular class.

         Each plan has been  approved by a vote of the Board of Trustees,  including a majority of the  Independent
Trustees2

         Under the plans,  the Manager and the  Distributor,  may make  payments to  affiliates  and, in their sole discretion,  from time to time,  may use  their  own  resources  to make  payments  to  brokers,  dealers  or other financial  institutions for distribution and administrative  services they perform,  at no cost to the Fund to make those  payments.  The Manager may use its profits from the advisory  fee it receives  from the Fund.  In their sole discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the  Fund's  Board  of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing the plan.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to  materially  increase the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed material  amendment to the Class A Plan that would materially  increase payments under the plan. That approval must be by a "majority" (as defined in the  Investment  Company Act) of the shares of each Class,  voting  separately by class.

         While the plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  Reports  shall  detail the amount of all payments  made under a plan and the purpose for which the payments  were made.  The reports on the Class B plan and
Class C plan shall also include the Distributor's  distribution  costs for that quarter and such costs for previous fiscal  periods  that have been  carried  forward.  Those  reports  are  subject to the review and  approval of the
Independent Trustees.

         Each plan  states  that while it is in effect,  the  selection  and  nomination  of those  Trustees of the
Fund's parent  corporation  who are not  "interested  persons" of the corporation (or the Fund) is committed to the discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the  selection and nomination  process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

         Under the  plans  for a class,  no  payment  will be made to any  recipient  in any  quarter  in which the aggregate  net asset  value of all Fund  shares of that class held by the  recipient  for itself and its  customers does not  exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent
Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

         |_| Class A Service Plan Fees.  Under the Class A service plan,  the  Distributor  currently uses the fees it  receives  from the Fund to pay  brokers,  dealers and other  financial  institutions  (they are  referred to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other services at the request of the Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of average  annual  net assets of Class A shares.  The Board has set the rate at that level.  While the plan permits the Board to authorize  payments to the Distributor to reimburse itself for services  under the plan,  the Board has not yet done so. The  Distributor  makes  payments to plan  recipients quarterly  at an annual rate not to exceed  0.25% of the  average  annual net assets  consisting  of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended August 31, 2000,  payments  under the Plan for Class A shares  totaled  $15,049, all of which  was  paid by the  Distributor  to  recipients.  That  included  $1,622  paid to an  affiliate  of the
Distributor.  Any  unreimbursed  expenses the Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor  may not use payments  received the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |_| Class B, Class C and Class N Service and  Distribution  Plan Fees.  Under each plan,  service fees and distribution  fees  are  computed  on the  average  of the net  asset  value of  shares  in the  respective  class, determined as of the close of each regular  business day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan  during  the period for which the fee is paid.  The types of services  that  recipients  provide are similar to the services  provided  under the Class A service plan, described above.

      The Class B, Class C and the Class N Plans  permit  the  Distributor  to retain  both the  asset-based  sales charges and the  service  fees or to pay  recipients  the service  fee on a  quarterly  basis,  without  payment in advance.  However, the Distributor  currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee  payments  quarterly  on those  shares.  The advance  payment is based on the net asset  value of shares  sold.
Shares  purchased by exchange do not qualify for the advanced  service fee payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

         The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses by 1.00% and the asset-based  sales  charge and service fees  increases  Class N expenses by 0.50% of the net assets per year of the respective class.

         The  Distributor  retains the  asset-based  sales charge on Class B shares.  The  Distributor  retains the asset-based  sales  charge on Class C shares  during the first year the shares  are  outstanding.  The  Distributor retains  the asset  backed  sales  charge on Class N shares.  It pays the  asset-based  sales  charge as an ongoing concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement with  the  Distributor,  the  Distributor  will  pay the  Class  B,  Class C  and/or  Class N  service  fee and the asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales  concessions  and  service  fee in advance at the time of purchase.

      The  asset-based  sales charges on Class B, Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while  allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services  rendered in distributing  Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may  provide  such  financing  from its own  resources  or from the  resources  of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

         The  Distributor's  actual  expenses  in selling  Class B, Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B, Class C or Class N plan is terminated  by the Fund,  the Board of Trustees may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing shares before the plan was terminated.

  -----------------------------------------------------------------------------------------------------------------
                     Distribution Fees Paid to the Distributor in the Fiscal Year Ended 8/31/00
  -----------------------------------------------------------------------------------------------------------------
                                                                       Distributor's            Distributor's
                                                                         Aggregate              Unreimbursed
                                 Total              Amount              Unreimbursed            Expenses as %
                               Payments           Retained by             Expenses              of Net Assets
  Class                       Under Plan          Distributor            Under Plan               of Class
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class B Plan                  $39,393             $34,398               $136,832                  2.05%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  Class C Plan                  $8,076              $4,858                $12,401                   0.88%
  ------------------------ ------------------ -------------------- ----------------------- ------------------------
  The Fund did not offer Class N shares during its fiscal year ended August 31, 2000

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the
Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The  Fund  uses  a  variety  of  terms  to  illustrate  its  investment performance.  Those terms include  "cumulative  total return," "average annual total return," "average annual total return  at net  asset  value and  "total  return at net asset  value."  An  explanation  of how total  returns  are calculated  is set forth below.  The charts below show the Fund's  performance  as of the Fund's most recent fiscal year end. You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In  general,  any  advertisement  by the Fund of its  performance  data must  include the average  annual total returns for the advertised  class of shares of the Fund.  Those returns must be shown for the
1-, 5-, and 10-year  periods (or the life of the class,  if less)  ending as of the most  recently  ended  calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:

         |_| Total returns measure the  performance of a hypothetical  account in the Fund over various periods and do not show the performance of each  shareholder's  account.  Your account's  performance  will vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
         |_| An investment in the Fund is not insured by the FDIC or any other government agency.
         |_| The Fund's  performance  returns do not reflect  the effect of taxes on  dividends  and capital  gains distributions.
         |_| The  principal  value of the Fund's  shares and total  returns are not  guaranteed  and normally  will fluctuate on a daily basis.
         |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
         |_| Total returns for any given past period  represent  historical  performance  information  and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns  of each  class of  shares of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

--------------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 8/31/005
--------------------------------------------------------------------------------------------------------------------
------------- ------------------------- ----------------------------------------------------------------------------

                     Cumulative
                   Total Returns
                    (10 years or                               Average Annual Total Returns
   Class           life of class)
     of
   Shares
------------- ------------------------- ----------------------------------------------------------------------------
------------- ------------------------- ------------------------- ------------------------- ------------------------
                                                                           5-Year                   10-Year
                                                 1-Year              (or life of class)       (or life of class)
------------- ------------------------- ------------------------- ------------------------- ------------------------
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
                 After       Without       After       Without       After       Without       After      Without
                 Sales        Sales        Sales        Sales        Sales        Sales        Sales       Sales
                Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
Class A         11.75%1      18.57%1       3.67%        9.99%       7.69%1       12.03%1        N/A         N/A
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
Class B         13.062       17.06%2       4.09%        9.09%       8.52%2       11.07%2        N/A         N/A
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
Class C         17.57%3      17.57%3       8.26%        9.26%       11.39%3      11.39%3        N/A         N/A
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
Class Y         19.03%4      19.03%4      10.41%       10.41%       12.31%4      12.31%4        N/A         N/A
------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ -----------
1. Inception of Class A:   3/1/99
2. Inception of Class B:   3/1/99
3. Inception of Class C:   3/1/99
4. Inception of Class Y:   3/1/99
5. Class N shares were not offered during the periods shown.

         |X| Total  Return  Information.  There are  different  types of "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

                               ERV -1 = Average Annual Total Return
                           -------------
                                  P

         In  calculating  total  returns  for Class A  shares,  the  current  maximum  sales  charge of 5.75% (as a percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the  second  year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none thereafter.  For Class C shares,  the 1%  contingent  deferred  sales charge is deducted for returns for the 1-year period. There is no sales charge for Class Y shares.

         |_| Average  Annual Total Return.  The "average  annual total  return" of each class is an average  annual compounded  rate of return  for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the  formula)  to achieve an Ending  Redeemable  Value  ("ERV" in the  formula)  of that  investment, according to the following formula:

         |_| Cumulative Total Return. The "cumulative total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

                                 ERV - P = Total Return
                            --------------
                                   P

         |_|  Total  Returns  at Net Asset  Value.  From time to time the Fund may also  quote a  cumulative  or an average annual total return "at net asset value"  (without  deducting  sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the period for a  hypothetical  investment  in that class of shares  (without  considering  front-end or contingent
deferred  sales  charges)  and  takes  into   consideration   the  reinvestment  of  dividends  and  capital  gains
distributions.

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate  broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the Transfer
Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The
Fund may also compare its performance to that of other  investments,  including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |_|  Lipper  Rankings.  From time to time the Fund may  publish  the  ranking  of the  performance  of its classes of shares by Lipper,  Inc.  Lipper is a  widely-recognized  independent  mutual  fund  monitoring  service.
Lipper  monitors  the  performance  of  regulated  investment  companies,  including  the  Fund,  and  ranks  their performance  for various  periods  based on  investment  styles.  The  performance  of the Fund is ranked by Lipper against all other European region funds.  The Lipper  performance  rankings are based on total returns that include the  reinvestment of capital gain  distributions  and income  dividends but do not take sales charges or taxes into consideration.  Lipper also  publishes  "peer-group"  indices of the  performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_|  Morningstar  Rankings.  From time to time the Fund may publish the ranking  and/or star rating of the performance  of its  classes of shares by  Morningstar,  Inc.,  an  independent  mutual  fund  monitoring  service.
Morningstar  rates and ranks mutual  funds in broad  investment  categories:  domestic  stock funds,  international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among international stock funds.

         Morningstar   proprietary  star  ratings  reflect  historical   risk-adjusted   total  investment  return.
Investment  return measures a fund's (or class's) one-,  three-,  five-,  and ten-year average annual total returns
(depending  on the  inception  of the fund or  class)  in  excess  of  90-day  U.S.  Treasury  bill  returns  after considering  the fund's sales charges and  expenses.  Risk is measured by a fund's (or class's)  performance  below the 90-day U.S. Treasury bill returns.  Risk and investment return are combined to produce star ratings  reflecting performance  relative to the other funds in the fund's  category.  Five stars is the "highest"  ranking (top 10% of funds in a category),  four stars is "above  average" (next 22.5%),  three stars is "average" (next 35%), two stars is "below  average"  (next 22.5%) and one star is "lowest"  (bottom 10%). The current star rating is the fund's (or class's)  overall  rating,  which is the fund's  3-year  rating,  or its  combined 3- and 5-year  rating  (weighted
60%/40%  respectively),  or its  combined 3-, 5-, and 10-year  rating  (weighted  40%, 30% and 30%,  respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

         The Fund may also compare its total  return  ranking to that of other funds in its  Morningstar  category, in addition to its star  ratings.  Those total  return  rankings  are  percentages  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th  percentile,  that means that 94% of the funds in the same category performed better than it did.

         |_| Performance  Rankings and Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street Journal,  Barron's,  or similar  publications.
That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance  of the Fund's Class A, Class B or Class C shares may be compared in  publications  to the  performance of various market indices or other investments,  and averages,  performance  rankings or other benchmarks  prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. Government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the Oppenheimer funds  themselves.  Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their  services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the  opinions  of the rating or  ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
             characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional  information  is presented  below about the methods that can be used to buy shares of the Fund.
Appendix B contains more  information  about the special  sales charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased  through  AccountLink,  each purchase must be at least $25.  Shares will be purchased two regular  business days  following the regular  business day you instruct the  Distributor to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares.  That  instruction must be received prior to the close of The New York  Stock  Exchange  that day.  Dividends  will  begin to accrue  on shares  purchased  with the proceeds of ACH  transfers on the  business day after the shares are  purchased.  The Exchange  normally  closes at
4:00 P.M., but may close earlier on certain days.  The proceeds of ACH transfers are normally  received by the Fund
3 days after the transfers are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis, the Distributor  reserves the right to cancel the purchase order.  The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix B to this  Statement  of  Additional  Information  because the
Distributor or dealer or broker incurs little or no selling expenses.

         |_| Right of  Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of
Class A shares, you and your spouse can add together:
o        Class A, Class B and Class N shares you purchase for your individual  accounts  (including IRAs and 403(b)
                  plans),  or for your  joint  accounts,  or for  trust or  custodial  accounts  on  behalf of your children who are minors, and
o        Current  purchases  of Class A,  Class B and  Class N shares of the Fund and  other  Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A, Class B and Class N shares of Oppenheimer  funds you previously  purchased  subject to an initial or  contingent  deferred  sales charge to reduce the sales  charge rate for current  purchases of
                  Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust,  estate or other fiduciary account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The  Distributor  will add the value,  at current  offering  price,  of the shares you  previously  purchased  and  currently  own to the value of current  purchases to determine  the sales charge rate that  applies.  The reduced  sales charge will apply only to current purchases. You must request it when you buy shares.

         |X| The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor  acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                       Oppenheimer Limited-Term Government Fund
Oppenheimer California Municipal Fund                       Oppenheimer Main Street Growth & Income Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Income Fund                             Oppenheimer MidCap Fund
Oppenheimer Champion Income Fund                            Oppenheimer Multiple Strategies Fund
Oppenheimer Convertible Securities Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer Developing Markets Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Allocation Fund                     Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Value Fund                          Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Discovery Fund                                  Oppenheimer Quest Balanced Value Fund
Oppenheimer Emerging Growth Fund                            Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                      Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Enterprise Fund                                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Europe Fund                                     Oppenheimer Quest Small Cap Fund
Oppenheimer Florida Municipal Fund                          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                                     Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Select Managers
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                     Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                 Oppenheimer Total Return Fund, Inc.
Oppenheimer Insured Municipal Fund                          Oppenheimer Trinity Core Fund
Oppenheimer Intermediate Municipal Fund                     Oppenheimer Trinity Growth Fund
Oppenheimer International Bond Fund                         Oppenheimer Trinity Value Fund
Oppenheimer International Growth Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Small Company Fund                Limited-Term New York Municipal Fund
Oppenheimer Large Cap Growth Fund                           Rochester Fund Municipals

and the following money market funds:

Centennial America Fund, L. P.                              Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                      Centennial Tax Exempt Trust
Centennial Government Trust                                 Oppenheimer Cash Reserves
Centennial Money Market Trust                               Oppenheimer Money Market Fund, Inc.

         There is an  initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds except the money market funds. Under certain circumstances  described in this Statement of Additional  Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the
Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your  purchases of Class A shares.  The total amount of your intended  purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased  during that period.  You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's  statement in writing to the  Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other  Oppenheimer  funds)  during a 13-month  period
(the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount specified  in the Letter.  Purchases  made by  reinvestment  of  dividends or  distributions  of capital  gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter  enables  an  investor  to count  the Class A and Class B shares  purchased  under the  Letter to obtain the reduced  sales  charge rate on  purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)
that applies  under the Right of  Accumulation  to current  purchases of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering  price  (including  the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter,  the investor makes no commitment to purchase shares.  However,  if the investor's purchases  of shares  within  the  Letter of Intent  period,  when  added to the value (at  offering  price) of the investor's  holdings  of  shares on the last day of that  period,  do not equal or  exceed  the  intended  purchase amount,  the investor  agrees to pay the  additional  amount of sales charge  applicable  to such  purchases.  That amount is  described  in "Terms of  Escrow,"  below  (those  terms may be amended by the  Distributor  from time to time).  The  investor  agrees  that shares  equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer  Agent subject to the Terms of Escrow.  Also,  the investor  agrees to be bound by the terms of the Prospectus,  this Statement of Additional  Information and the Application  used for a Letter of Intent.  If those  terms are  amended,  as they may be from time to time by the Fund,  the  investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  commissions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         If the total  eligible  purchases  made  during  the  Letter of Intent  period do not equal or exceed  the intended  purchase amount,  the commissions  previously paid to the dealer of record for the account and the amount of sales charge retained by the  Distributor  will be adjusted to the rates  applicable to actual total  purchases.
If total eligible  purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales charge rate  reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the
Distributor  the excess of the amount of  commissions  allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases.  The excess  commissions  returned to the Distributor will be used to purchase  additional  shares for the  investor's  account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         In determining  the total amount of purchases made under a Letter,  shares  redeemed by the investor prior to the  termination  of the Letter of Intent  period will be deducted.  It is the  responsibility  of the dealer of record  and/or the  investor  to advise the  Distributor  about the Letter in placing any  purchase  orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |_| Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial  purchase (or subsequent  purchases if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the  intended  purchase  amount  specified  in the  Letter  shall be held in escrow by the Transfer Agent. For example,  if the intended purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total  minimum  investment  specified  under the Letter is completed  within the  thirteen-month
Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the  thirteen-month  Letter of Intent  period  the total  purchases  pursuant  to the
Letter  are less than the  intended  purchase  amount  specified  in the  Letter,  the  investor  must remit to the
Distributor  an amount equal to the  difference  between the dollar amount of sales  charges  actually paid and the amount of sales  charges  which would have been paid if the total amount  purchased had been made at a single time.
That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the Letter.  If the difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer, the  Distributor  will,  within sixty days of the  expiration of the Letter,  redeem the number of escrowed  shares necessary to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released  from  escrow.  If a request is received to redeem  escrowed  shares  prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter,  the  investor  irrevocably  constitutes  and  appoints  the  Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares  eligible  for  purchase  under the Letter  (or the  holding of which may be counted  toward completion of a Letter) include:
(a)      Class A shares  sold with a  front-end  sales  charge or subject to a Class A  contingent  deferred  sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B  shares  acquired  by  exchange  of  either  (1)  Class A  shares  of one of the  other
                  Oppenheimer  funds that were acquired  subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were  acquired  subject to a contingent deferred sales charge.

         6. Shares held in escrow  hereunder  will  automatically  be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the minimum is $25) for the initial  purchase  with your  application.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject to the  redemption  restrictions  for  recent  purchases described in the  Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder
Plans may not be used to buy shares for  OppenheimerFunds-sponsored  qualified retirement  accounts.  Asset Builder
Plans also enable  shareholders  of  Oppenheimer  Cash  Reserves to use their  account in that fund to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make automatic  payments from your bank account to purchase  shares of the Fund,  your bank account will be debited  automatically.  Normally the debit will be made two business  days prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change the amount of your Asset  Builder  payment or your can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain  types of  retirement  plans are entitled to purchase  shares of the Fund without sales charge or at reduced sales charge rates,  as described in Appendix B to this  Statement of Additional  Information.
Certain special sales charge  arrangements  described in that Appendix apply to retirement  plans whose records are maintained on a daily  valuation  basis by Merrill  Lynch,  Pierce Fenner & Smith,  Inc. or an  independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the
Merrill  Lynch record  keeping  service  agreement  the plan has less than $3 million in assets  (other than assets invested in money market funds)  invested in applicable  investments,  then the  retirement  plan may purchase only
Class B shares of the Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares  of the Fund  will  have  their  Class B shares  converted  to Class A shares  of the Fund  when the  plan's applicable investments reach $5 million.

Cancellation  of Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)  causes a loss to be  incurred  when the net asset  value of the
Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share  multiplied  by the number of shares in the purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor  will do
so. The Fund may  reimburse  the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund. However,  each class has different  shareholder  privileges and features.  The net income attributable to Class B, Class C or Class N shares  and the  dividends  payable  on Class B,  Class C or Class N shares  will be reduced by incremental  expenses borne solely by that class.  Those expenses include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

         The  availability  of three  classes of shares  permits  an  investor  to choose the method of  purchasing shares that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial  sales charge.  While Class B, Class C and Class N shares have no initial  sales charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate  the  Distributor  and brokers,  dealers and  financial  institutions  that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of  compensation  for selling one class of shares rather than another.

         The  Distributor  will not  accept any order in the  amount of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |_| Class B  Conversion.  Under  current  interpretation  of  applicable  federal tax law by the  Internal
Revenue  Service,  the  conversion  of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder.  If those laws, or the IRS  interpretation of those laws,  should change,  the automatic conversion  feature may be  suspended.  In that event,  no further  conversion  of Class B shares would occur while that  suspension  remained in effect.  Although  Class B shares could then be  exchanged  for Class A shares on the basis of relative  net asset  value of the two  classes,  without the  imposition  of a sales  charge or fee,  such exchange  could  constitute a taxable event for the  shareholder,  and absent such  exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                      recordkeeper or the plan sponsor for which has entered into a special agreement with the
                      Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                      Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |_|  Allocation of Expenses.  The Fund pays expenses  related to its daily  operations,  such as custodian bank fees,  Trustees'  fees,  transfer agency fees,  legal fees and auditing costs.  Those expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

         The  methodology  for calculating  the net asset value,  dividends and  distributions  of the Fund's share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional  Information and other materials for current shareholders,  fees to  unaffiliated  Trustees,  custodian bank expenses,  share issuance costs,  organization  and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other  expenses  that are  directly  attributable  to a  particular  class are  allocated  equally to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service plan (12b-1)
fees, transfer and shareholder  servicing agent fees and expenses,  share registration fees and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each class of shares of the Fund are  determined  as of the close of business of The New York Stock  Exchange on each day that the Exchange is open.
The  calculation  is done by dividing the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The  Exchange  normally  closes at 4:00 P.M.,  New York time,  but may close  earlier  on some  other  days (for  example,  in case of weather  emergencies  or on days  falling  before a holiday).  The Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on New Year's Day,  Presidents'  Day,  Martin Luther King, Jr. Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers  other than  Exchange  members  may  conduct  trading in certain  securities  on days on which the
Exchange is closed  (including  weekends  and U.S.  holidays)  or after 4:00 P.M. on a regular  business  day.  The
Fund's net asset  values  will not be  calculated  on those  days,  and the values of some of the Fund's  portfolio securities  may  change  significantly  on  those  days  when  shareholders  may not  purchase  or  redeem  shares.
Additionally,  trading on European and Asian stock  exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

         Changes in the values of  securities  traded on foreign  exchanges  or markets as a result of events  that occur after the prices of those  securities are  determined,  but before the close of The New York Stock  Exchange, will not be  reflected  in the Fund's  calculation  of its net asset  values  that day unless the Board of Trustees determines  that the event is likely to effect a material  change in the value of the  security.  The  Manager  may make that determination, under procedures established by the Board.

         |_| Securities  Valuation.  The Fund's Board of Trustees has  established  procedures for the valuation of the Fund's securities. In general those procedures are as follows:

         |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)      if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)      if last sale  information is not available on a valuation  date, they are valued at the last reported sale price  preceding the  valuation  date if it is within the spread of the closing "bid" and "asked"
                  prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

         |_|  Equity  securities  traded  on a  foreign  securities  exchange  generally  are  valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price  obtained by the  Manager  from the report of the  principal  exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean  between  the "bid" and  "asked"  prices  obtained  from the  principal  exchange on which the security  is  traded  or, on the  basis of  reasonable  inquiry,  from two  market  makers in the security.

         |_| Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices  determined by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager from two active  market  makers in the  security on the basis of  reasonable inquiry.

         |_| The following  securities are valued at the mean between the "bid" and "asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt  instruments  that had a maturity of 397 days or less when  issued and have a  remaining  maturity of more than 60 days, and
(3)      non-money  market  debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         |_| The following  securities are valued at cost,  adjusted for  amortization of premiums and accretion of discounts:
(1)      money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that has a remaining maturity of 397 days or less.

         |_| Securities  (including  restricted  securities)  not having  readily-available  market  quotations are valued at fair  value  determined  under the  Board's  procedures.  If the  Manager  is unable to locate two market makers willing to give quotes,  a security may be priced at the mean between the "bid" and "asked" prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S.  Government  securities,  mortgage-backed  securities,  corporate  bonds  and  foreign government  securities,  when last sale  information  is not  generally  available,  the  Manager  may use  pricing services  approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

         The closing prices in the London foreign  exchange  market on a particular  business day that are provided to the Manager by a bank,  dealer or pricing  service  that the Manager has  determined  to be reliable are used to value  foreign  currency,  including  forward  contracts,  and to  convert  to U.S.  dollars  securities  that  are denominated in foreign currency.

         Puts,  calls,  and futures are valued at the last sale price on the  principal  exchange on which they are traded or on NASDAQ,  as  applicable,  as determined by a pricing  service  approved by the Board of Trustees or by the  Manager.  If there  were no sales  that day,  they  shall be valued  at the last sale  price on the  preceding trading day if it is within the spread of the  closing  "bid" and "asked"  prices on the  principal  exchange or on
NASDAQ on the  valuation  date.  If not, the value shall be the closing bid price on the  principal  exchange or on
NASDAQ on the valuation  date.  If the put,  call or future is not traded on an exchange or on NASDAQ,  it shall be valued by the mean between  "bid" and "asked"  prices  obtained by the Manager from two active  market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund  writes an  option,  an amount  equal to the  premium  received  is  included  in the Fund's
Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current  market value of the option.  In  determining  the
Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the premium.
If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         Information  on how to sell  shares  of the  Fund is  stated  in the  Prospectus.  The  information  below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within  six  months  of a  redemption,  a  shareholder  may  reinvest  all or part of the redemption proceeds of:

         |_| Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge which was paid, or
         |_| Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange  Shares" below.
Reinvestment  will be at the net asset value next  computed  after the Transfer  Agent  receives  the  reinvestment order. The shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not  apply to Class C,  Class N or Class Y  shares.  The  Fund  may  amend,  suspend  or cease  offering  this reinvestment  privilege  at any  time as to  shares  redeemed  after  the  date of such  amendment,  suspension  or cessation.

         Any capital gain that was realized when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital loss on the  redemption,  some or all of the loss may not be tax deductible,  depending on the timing and amount of the reinvestment.  Under the Internal
Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge,  the  shareholder's basis in the shares of the Fund that were  redeemed  may not  include  the amount of the sales  charge  paid.  That would reduce the loss or increase the gain recognized from the redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.  However,  the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case,  the  Fund  may pay the  redemption  proceeds  in  whole or in part by a  distribution  "in  kind" of  liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act. Under that rule, the
Fund is  obligated  to redeem  shares  solely in cash up to the lesser of  $250,000  or 1% of the net assets of the
Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur  brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions  in kind using the same method the Fund uses to value its  portfolio  securities  described  above under  "Determination  of Net Asset Values Per Share." That  valuation  will be made as of the time the  redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares  held in any  account if the  aggregate  net asset  value of those  shares is less than $500 or such  lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the aggregate  net asset  value of such  shares  has  fallen  below  the  stated  minimum  solely as a result of market fluctuations.  If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).  The Board may  alternatively  set  requirements  for the shareholder  to  increase  the  investment,  or set other  terms and  conditions  so that the  shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the  transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are  transferred,  the  transferred shares will remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the transferee shareholder  had  acquired  the  transferred  shares in the same  manner  and at the same time as the  transferring shareholder.

         If less than all shares  held in an account  are  transferred,  and some but not all shares in the account would be subject to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under  "How to Buy  Shares"  for the  imposition  of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Selling  Shares by Wire.  The wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next regular  business day following  the  redemption.  In those  circumstances,  the wire will not be  transmitted until  the next  bank  business  day on  which  the Fund is open for  business.  No  dividends  will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions From Retirement Plans.  Requests for distributions from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)
custodial   plans,   401(k)  plans  or  pension  or   profit-sharing   plans  should  be  addressed  to  "Director,
OppenheimerFunds  Retirement  Plans," c/o the Transfer  Agent at its address  listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of Additional Information. The request must:

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed  persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the Fund held in the name of the plan or its  fiduciary  may not directly  request  redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions  from  pension  and profit  sharing  plans are  subject to  special  requirements  under the
Internal  Revenue Code and certain  documents  (available  from the Transfer Agent) must be completed and submitted to the Transfer Agent before the  distribution  may be made.  Distributions  from  retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS Form W-4P  (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution  request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the Internal Revenue
Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund, the Manager,  the Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a distribution  satisfies the  conditions of applicable  tax laws and will not be  responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received  by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00
P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic  Withdrawal Plan. Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the  account  and the address  must not have been changed within the prior 30 days. Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

         Payments are normally made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the
Account  Application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the Account Application.  If a contingent deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

         The Fund cannot  guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make  regular  additional  Class A share  purchases while  participating  in an  Automatic  Withdrawal  Plan.  Class B,  Class C and Class N  shareholders  should  not establish  withdrawal plans,  because of the imposition of the contingent deferred sales charge on such withdrawals
(except where the contingent deferred sales charge is waived as described in Appendix B below).

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  that apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |_| Automatic  Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a pre-determined amount  of  shares  of the Fund for  shares  (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Instructions should be provided on the  OppenheimerFunds  Application or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

         |_| Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The  Transfer  Agent  will  administer  the  investor's   Automatic  Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer
Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund  purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed  to the Transfer  Agent with the Plan  application  so that the shares  represented  by the certificate may be held under the Plan.

         For accounts subject to Automatic  Withdrawal Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make  withdrawal  payments at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan withdrawals will normally be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all or any part of, the shares held under the Plan.  That notice must be in proper form in  accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer  Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give directions  to the Transfer  Agent to  terminate a Plan.  The  Transfer  Agent will also  terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated form in the name of the Planholder.  The account will continue as a  dividend-reinvestment,  uncertificated account unless and until  proper  instructions  are received  from the  Planholder,  his or her  executor or  guardian,  or another authorized person.

         To use shares held under the Plan as  collateral  for a debt,  the  Planholder  may request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the  Prospectus,  shares of a  particular  class of  Oppenheimer  funds  having more than one class of  shares  may be  exchanged  only for  shares  of the same  class of other  Oppenheimer  funds.  Shares  of
Oppenheimer  funds  that have a single  class  without a class  designation  are  deemed  "Class A" shares for this purpose.  You can obtain a current  list  showing  which funds offer which  classes by calling the  Distributor  at
1.800.525.7048.
o        All of the  Oppenheimer  funds  currently  offer Class A, B and C shares except  Oppenheimer  Money Market
     Fund,  Inc.,  Centennial  Money Market  Trust,  Centennial  Tax Exempt  Trust,  Centennial  Government  Trust,
     Centennial New York Tax Exempt Trust,  Centennial  California Tax Exempt Trust,  and Centennial  America Fund,
     L.P., which only offer Class A shares.
o        Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally  available  only by exchange  from the same  class of  shares of other  Oppenheimer  funds or  through  OppenheimerFunds-sponsored
     401(k) plans.
o        Only certain  Oppenheimer  funds currently offer Class Y shares.  Class Y shares of Oppenheimer Real Asset
     Fund may not be exchanged for shares of any other fund.
o        Only certain  Oppenheimer  funds  currently  offer Class N shares,  which are only  offered to  retirement plans as  described  in the  Prospectus.  Class N shares  can be  exchanged  only for  Class N shares of other
     Oppenheimer funds.
o        Class M shares of  Oppenheimer  Convertible  Securities  Fund may be exchanged  only for Class A shares of other  Oppenheimer  funds.  They  may not be  acquired  by  exchange  of  shares  of any  class  of any  other
     Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash  Reserves
     acquired by exchange of Class M shares.
o        Class A shares of Senior  Floating  Rate Fund are not  available  by  exchange  of Class A shares of other
     Oppenheimer  funds.  Class A shares of Senior  Floating  Rate Fund that are  exchanged for shares of the other
     Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.
o        Class X shares of Limited Term New York  Municipal  Fund can be exchanged only for Class B shares of other
     Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of  Oppenheimer  Money
     Market Fund, Inc.,  Oppenheimer Cash Reserves or Oppenheimer  Limited-Term  Government Fund. Only participants in certain  retirement  plans may purchase  shares of Oppenheimer  Capital  Preservation  Fund, and only those participants may exchange shares of other  Oppenheimer  funds for shares of Oppenheimer  Capital  Preservation
     Fund.
o        Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are not  available  by  exchange  of shares of
     Oppenheimer  Money  Market  Fund or Class A shares  of  Oppenheimer  Cash  Reserves.  If any Class A shares of another  Oppenheimer  fund that are exchanged for Class A shares of Oppenheimer  Senior Floating Rate Fund are subject  to the  Class A  contingent  deferred  sales  charge  of the  other  Oppenheimer  fund at the time of exchange,  the holding  period for that Class A contingent  deferred sales charge will carry over to the Class
     A shares  of  Oppenheimer  Senior  Floating  Rate  Fund  acquired  in the  exchange.  The  Class A  shares  of
     Oppenheimer  Senior  Floating  Rate  Fund  acquired  in that  exchange  will be  subject  to the Class A Early
     Withdrawal  Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.
o        Class A, Class B, Class C and Class Y Shares of Oppenheimer  Select  Managers  Mercury  Advisors S&P Index
     Fund and Oppenheimer  Select  Managers QM Active Balanced Fund are only available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

         Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund  offered  by the  Distributor.  Shares of any money  market  fund  purchased  without  a sales  charge  may be exchanged for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.  They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal  charge or contingent  deferred sales charge.

         Shares of Oppenheimer  Money Market Fund, Inc.  purchased with the redemption  proceeds of shares of other mutual funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds without being subject to an initial  sales charge or  contingent  deferred  sales charge.  To qualify for that  privilege,  the investor or the investor's  dealer  must  notify  the  Distributor  of  eligibility  for this  privilege  at the time the shares of
Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested,  they must supply proof of entitlement to this privilege.

         Shares  of the Fund  acquired  by  reinvestment  of  dividends  or  distributions  from  any of the  other
Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the
Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend,  suspend or  terminate  the  exchange  privilege  at any time.  Although  the Fund may impose these changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days notice prior to  materially  amending or  terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |_| How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent  deferred  sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred  sales  charge.  However, when Class A shares  acquired by  exchange  of Class A shares of other  Oppenheimer  funds  purchased  subject to a
Class A contingent  deferred  sales charge are  redeemed  within 18 months of the end of the calendar  month of the initial  purchase of the exchanged Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed  shares.  The Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within 6 years  of the  initial  purchase  of the  exchanged  Class B  shares.  The  Class C contingent  deferred sales charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial  purchase of the exchanged  Class C shares.  With respect to Class N shares,  a 1% contingent deferred  sales charge will be imposed if the  retirement  plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are terminated as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an  individual  retirement  plan or 403(b)  plan,  Class N shares are  redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         When Class B or Class C shares are redeemed to effect an  exchange,  the  priorities  described in "How To
Buy Shares" in the  Prospectus  for the  imposition of the Class B or the Class C contingent  deferred sales charge will be  followed  in  determining  the  order in  which  the  shares  are  exchanged.  Before  exchanging  shares, shareholders  should take into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         If Class B shares of an  Oppenheimer  fund are  exchanged for Class B shares of  Oppenheimer  Limited-Term
Government  Fund or  Limited-Term  New York Municipal Fund and those shares  acquired by exchange are  subsequently redeemed,  they will be subject to the  contingent  deferred sales charge of the  Oppenheimer  fund from which they were  exchanged.  The  contingent  deferred  sales  charge rates of Class B shares of other  Oppenheimer  funds are typically  higher for the same holding period than for Class B shares of Oppenheimer  Limited-Term  Government Fund and  Limited-Term  New York Municipal  Fund.  They will not be subject to the  contingent  deferred sales charge of
Oppenheimer Limited-Term Government Fund or Limited-Term New York Municipal Fund.

         Shareholders  owning  shares  of more than one  class  must  specify  which  class of shares  they wish to exchange.

         |_| Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

         |_|  Telephone  Exchange  Requests.  When  exchanging  shares by  telephone,  a  shareholder  must have an existing  account  in the fund to which  the  exchange  is to be  made.  Otherwise,  the  investors  must  obtain a
Prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines are busy (which might occur for example,  during periods of substantial  market  fluctuations),  shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_| Processing  Exchange Requests.  When you exchange some or all of your shares from one fund to another, any special  account  feature such as an Asset  Builder Plan or Automatic  Withdrawal  Plan will be switched to the new fund  account  unless you tell the  Transfer  Agent not to do so.  However,  special  redemption  and  exchange features  such as  Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans cannot be switched to an account in
Oppenheimer  Senior Floating Rate Fund. For full or partial exchanges of an account made by telephone,  any special account  features such as Asset Builder  Plans and Automatic  Withdrawal  Plans will be switched to the new account unless the Transfer Agent is instructed otherwise.

         In  connection  with any  exchange  request,  the number of shares  exchanged  may be less than the number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include  shares  covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without  restriction will be exchanged.

         The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks. A shareholder  should assure that the fund selected is appropriate  for his or her investment and should be aware of the tax  consequences  of an exchange.  For federal  income tax purposes,  an exchange  transaction  is treated  as a  redemption  of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"
above,  discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases. The Fund, the
Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

         Dividends and  Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition  of the Fund's  portfolio, and expenses  borne by the Fund or borne  separately by a class.  Dividends are  calculated in the same manner,  at the same time,  and on the same day for each class of shares.  However,  dividends  on Class B, Class C and Class N shares are  expected  to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends will also differ in amount as a  consequence  of any  difference  in the net asset  values of Class A,  Class B,  Class C, Class N and Class Y shares.

         Dividends,  distributions and proceeds of the redemption of Fund shares  represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of Oppenheimer  Money Market
Fund,  Inc.  Reinvestment  will be made as  promptly as  possible  after the return of such checks to the  Transfer
Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the  Fund and the  Transfer  Agent  will  not be  liable  to  shareholders  or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends  and  Distributions.  The Federal tax  treatment  of the Fund's  dividends  and capital gains distributions is briefly highlighted in the Prospectus.

         Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends for the dividends-received  deduction for corporate  shareholders.  Long-term capital gains  distributions are not eligible for the  deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate  amount of qualifying  dividends that the Fund derives from portfolio  investments that the Fund has held for a minimum  period,  usually  46 days.  A  corporate  shareholder  will not be  eligible  for the  deduction  on dividends  paid on Fund shares held for 45 days or less. To the extent the Fund's  dividends are derived from gross income from option  premiums,  interest  income or short-term  gains from the sale of securities or dividends  from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal  Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund will meet those requirements.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce  the amount of income or capital  gains available for distribution to shareholders.

         The Fund  intends  to  qualify  as a  "regulated  investment  company"  under the  Internal  Revenue  Code
(although it reserves the right not to qualify).  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without  having to pay tax on them.  This avoids a double tax on that income and capital  gains,  since  shareholders  normally  will be taxed on the  dividends  and capital  gains they receive from the Fund (unless the Fund's shares are held in a retirement  account or the  shareholder  is otherwise exempt from tax). If the Fund qualifies as a "regulated  investment  company"  under the Internal  Revenue Code, it will not be liable for federal  income  taxes on amounts paid by it as dividends  and  distributions.  The Internal
Revenue Code  contains a number of complex  tests  relating to  qualification  which the Fund might not meet in any particular  year. If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation and receive no tax deduction for payments made to shareholders.

         If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's  investment  policies,  they will be  identified as such in notices sent to shareholders.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital  gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  listed  above.
Reinvestment  will be made  without  sales  charge  at the net  asset  value  per  share in  effect at the close of business on the payable date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial institutions that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc., a  subsidiary  of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.  It is responsible for maintaining the Fund's  shareholder  registry and shareholder  accounting  records,  and for paying dividends and distributions to shareholders.  It also handles shareholder  servicing and administrative  functions.
It serves as the Transfer  Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  The  Bank  of New  York  is the  custodian  bank  of  the  Fund's  assets.  The  custodian  bank's responsibilities  include  safeguarding and controlling the Fund's  portfolio  securities and handling the delivery of such  securities to and from the Fund. It will be the practice of the Fund to deal with the custodian  bank in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its affiliates.  The
Fund's  cash  balances  with the  custodian  bank in  excess of  $100,000  are not  protected  by  federal  deposit insurance. Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG  LLP is the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Europe Fund:

We have audited the Oppenheimer Europe Fund as of August 31, 2000, and the
related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended and the period from March 1, 1999 (commencement of operations) to August 31, 1999. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Europe Fund as of August 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and the period from March 1, 1999 (commencement of operations) to August 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

KPMG LLP

Denver, Colorado
September 22, 2000

STATEMENT OF INVESTMENTS  August 31, 2000

                                                                      Market Value
                                                             Shares     See Note 1
==================================================================================

 Common Stocks--100.8%
----------------------------------------------------------------------------------
 Basic Materials--3.6%
----------------------------------------------------------------------------------
 Chemicals--1.1%
 BOC Group plc                                               14,900     $  217,012
----------------------------------------------------------------------------------
 Paper--2.5%
 AssiDoman AB                                                15,600        235,575
----------------------------------------------------------------------------------
 Jefferson Smurfit Group plc                                 12,700        260,350
                                                                        ----------
                                                                           495,925

----------------------------------------------------------------------------------
 Capital Goods--12.5%
----------------------------------------------------------------------------------
 Electrical Equipment--3.2%
 Schneider Electric SA                                        4,000        295,181
----------------------------------------------------------------------------------
 Siemens AG                                                   2,100        337,013
                                                                        ----------
                                                                           632,194

----------------------------------------------------------------------------------
 Industrial Services--3.6%
 Adecco SA                                                      240        183,863
----------------------------------------------------------------------------------
 Cookson Group plc                                           80,000        273,540
----------------------------------------------------------------------------------
 Group 4 Falck AS                                             1,600        250,879
                                                                        ----------
                                                                           708,282

----------------------------------------------------------------------------------
 Manufacturing--5.7%
 ESEC Holding AG                                                150        317,371
----------------------------------------------------------------------------------
 Jenoptik AG                                                  8,400        253,927
----------------------------------------------------------------------------------
 JOT Automation Group Oyj                                    20,700        141,898
----------------------------------------------------------------------------------
 Perlos Oyj                                                   8,400        253,554
----------------------------------------------------------------------------------
 Tate & Lyle plc                                             47,800        177,350
                                                                        ----------
                                                                         1,144,100

----------------------------------------------------------------------------------
 Communication Services--5.5%
----------------------------------------------------------------------------------
 Telecommunications: Long Distance--2.7%
 Altran Technologies SA                                       1,000        237,034
----------------------------------------------------------------------------------
 Avenir Telecom(1)                                            8,000        108,115
----------------------------------------------------------------------------------
 Tecnost SpA(1)                                              59,000        200,910
                                                                        ----------
                                                                           546,059

----------------------------------------------------------------------------------
 Telecommunications: Wireless--2.8%
 Filtronic plc                                               13,900        247,750
----------------------------------------------------------------------------------
 Vodafone Group plc, Sponsored ADR                            7,700        315,219
                                                                        ----------
                                                                           562,969

----------------------------------------------------------------------------------
 Consumer Cyclicals--10.2%
----------------------------------------------------------------------------------
 Autos & Housing--2.4%
 Bayerische Motoren Werke (BMW) AG                            9,200        299,051
----------------------------------------------------------------------------------
 Cie de Saint Gobain                                          1,300        173,143
                                                                        ----------
                                                                           472,194

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Leisure & Entertainment--0.9%
 Kinowelt Medien AG(1)                                        4,020     $  187,645
----------------------------------------------------------------------------------
 Retail: General--1.0%
 Marks & Spencer plc                                         65,600        198,055
----------------------------------------------------------------------------------
 Retail: Specialty--3.1%
 Fitness First plc(1)                                        10,700        177,637
----------------------------------------------------------------------------------
 Rallye SA                                                    4,000        224,942
----------------------------------------------------------------------------------
 Sonae, S.G.P.S., SA                                        140,900        217,977
                                                                        ----------
                                                                           620,556

----------------------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--2.8%
 Adidas-Salomon AG                                            4,600        244,165
----------------------------------------------------------------------------------
 Bulgari SpA                                                 27,300        307,046
                                                                        ----------
                                                                           551,211

----------------------------------------------------------------------------------
 Consumer Staples--16.6%
----------------------------------------------------------------------------------
 Beverages--1.3%
 Carlsberg AS, Cl. B                                          7,200        260,132
----------------------------------------------------------------------------------
 Broadcasting--8.0%
 EM.TV & Merchandising AG                                     4,500        224,053
----------------------------------------------------------------------------------
 Intertainment AG(1)                                          6,900        417,902
----------------------------------------------------------------------------------
 Mediaset SpA                                                19,500        349,176
----------------------------------------------------------------------------------
 Societe Television Francaise 1                               5,000        364,976
----------------------------------------------------------------------------------
 Sogecable SA(1)                                              6,800        244,858
                                                                        ----------
                                                                         1,600,965

----------------------------------------------------------------------------------
 Entertainment--1.4%
 Infogrames Entertainment SA(1)                               9,400        274,127
----------------------------------------------------------------------------------
 Food--2.3%
 CSM NV -B.R. Cert                                           10,600        223,360
----------------------------------------------------------------------------------
 Kamps AG                                                    11,000        237,754
                                                                        ----------
                                                                           461,114

----------------------------------------------------------------------------------
 Food & Drug Retailers--0.9%
 Superdiplo SA(1)                                            10,600        180,007
----------------------------------------------------------------------------------
 Household Goods--1.7%
 Unilever plc, Sponsored ADR                                 12,900        328,950
----------------------------------------------------------------------------------
 Tobacco--1.0%
 Altadis SA                                                  13,400        192,410
----------------------------------------------------------------------------------
 Energy--2.2%
----------------------------------------------------------------------------------
 Energy Services--1.1%
 Petroleum Geo-Services ASA, Sponsored ADR(1)                11,900        224,612
----------------------------------------------------------------------------------
 Oil: International--1.1%
 Total Fina Elf SA, B Shares                                  1,500        222,853

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Financial--10.5%
----------------------------------------------------------------------------------
 Banks--6.7%
 Deutsche Bank AG                                             3,700     $  322,388
----------------------------------------------------------------------------------
 EFG Eurobank                                                 8,800        198,920
----------------------------------------------------------------------------------
 Fortis, B Shares                                            11,700        355,868
----------------------------------------------------------------------------------
 UBS AG                                                       1,700        247,303
----------------------------------------------------------------------------------
 UniCredito Italiano SpA                                     39,000        201,808
                                                                        ----------
                                                                         1,326,287

----------------------------------------------------------------------------------
 Diversified Financial--1.4%
 Gold-Zack AG                                                11,500        269,726
----------------------------------------------------------------------------------
 Insurance--2.4%
 Old Mutual plc                                              96,800        245,069
----------------------------------------------------------------------------------
 Skandia Forsakrings AB                                      11,500        232,766
                                                                        ----------
                                                                           477,835

----------------------------------------------------------------------------------
 Healthcare--3.9%
----------------------------------------------------------------------------------
 Healthcare/Drugs--3.9%
 Bioglan Pharma plc                                          21,700        235,854
----------------------------------------------------------------------------------
 Elan Corp. plc, ADR1                                         5,000        291,562
----------------------------------------------------------------------------------
 Omega Pharma SA                                              6,800        253,927
                                                                        ----------
                                                                           781,343

----------------------------------------------------------------------------------
 Technology--32.6%
----------------------------------------------------------------------------------
 Computer Services--6.3%
 Cap Gemini SA                                                1,300        271,620
----------------------------------------------------------------------------------
 CE Computer Equipment AG(1)                                  1,500        219,385
----------------------------------------------------------------------------------
 Debitel AG                                                   5,900        242,089
----------------------------------------------------------------------------------
 Getronics NV                                                18,900        237,272
----------------------------------------------------------------------------------
 WM-Data AB, B Shares                                        49,200        276,331
                                                                        ----------
                                                                         1,246,697

----------------------------------------------------------------------------------
 Computer Software--8.4%
 IONA Technologies plc, ADR(1)                                3,000        249,937
----------------------------------------------------------------------------------
 Lernout & Hauspie Speech Products NV(1)                      8,000        233,500
----------------------------------------------------------------------------------
 Psion plc                                                   22,000        281,688
----------------------------------------------------------------------------------
 Sage Group plc (The)                                        27,100        250,581
----------------------------------------------------------------------------------
 SAP AG                                                       1,200        303,005
----------------------------------------------------------------------------------
 Sopra SA                                                     2,047        167,621
----------------------------------------------------------------------------------
 Transiciel SA                                                2,800        188,454
                                                                        ----------
                                                                         1,674,786

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Communications Equipment--4.7%
 Alcatel SA                                                   4,500    $   368,287
----------------------------------------------------------------------------------
 L.M. Ericsson Telephone Co. ADR, Cl. B                      15,300        313,650
----------------------------------------------------------------------------------
 Nokia Corp., A Shares, Sponsored ADR                         5,500        247,156
                                                                       -----------
                                                                           929,093

----------------------------------------------------------------------------------
 Electronics--13.2%
 ASM Lithography Holding NV(1)                               12,000        457,500
----------------------------------------------------------------------------------
 Elcoteq Network Corp., Cl. A                                12,000        397,428
----------------------------------------------------------------------------------
 Infineon Technologies AG(1)                                  4,000        266,268
----------------------------------------------------------------------------------
 Ingenico SA                                                  5,500        262,351
----------------------------------------------------------------------------------
 Koninklijke (Royal) Philips Electronics NV,
 NY Registered Shares                                         5,820        286,999
----------------------------------------------------------------------------------
 Micronas Semiconductor Holding AG(1)                           500        294,101
----------------------------------------------------------------------------------
 Sagem SA                                                       700        192,997
----------------------------------------------------------------------------------
 SEZ Holding AG                                                 300        246,528
----------------------------------------------------------------------------------
 STMicroelectronics NV                                        3,600        220,852
                                                                       -----------
                                                                         2,625,024

----------------------------------------------------------------------------------
 Transportation--2.0%
----------------------------------------------------------------------------------
 Air Transportation--0.8%
 British Airways plc                                         35,400        167,527
----------------------------------------------------------------------------------
 Shipping--1.2%
 D/S 1912, B Shares                                              20        238,479
----------------------------------------------------------------------------------
 Utilities--1.2%
----------------------------------------------------------------------------------
 Electric Utilities--1.2%
 Vivendi (Ex-Generale des Eaux)                               3,000        245,392
                                                                       -----------
 Total Common Stocks (Cost $19,668,283)                                 20,063,561

                                                          Principal
                                                             Amount
==================================================================================
 Repurchase Agreements--0.2%

 Repurchase agreement with Banc One Capital Markets,
 Inc., 6.57%, dated 8/31/00, to be repurchased at
 $48,009 on 9/1/00, collateralized by U.S. Treasury
 Bonds, 6.25%-12%, 11/15/03-8/15/23, with a value of
 $20,546, U.S. Treasury Nts., 4.25%-7.50%,
 12/31/00-2/15/07, with a value of $23,462 and U.S.
 Treasury Bills, 11/30/00, with a value of $5,025 (Cost
 $48,000)                                                   $48,000         48,000
----------------------------------------------------------------------------------
 Total Investments, at Value  (Cost $19,716,283)              101.0%    20,111,561
----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                         (1.0)      (202,513)
                                                            ----------------------
 Net Assets                                                   100.0%   $19,909,048
                                                            ======================

STATEMENT OF INVESTMENTS  Continued

Footnotes to Statement of Investments

1. Non-income-producing security.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification        Market Value          Percent
------------------------------------------------------------------

Germany                              $ 3,824,372             19.0%
France                                 3,817,945             19.0
Great Britain                          3,366,167             16.7
Switzerland                            1,289,166              6.4
Italy                                  1,058,940              5.3
Sweden                                 1,058,322              5.3
Finland                                1,040,035              5.2
Belgium                                  843,295              4.2
Denmark                                  749,490              3.7
The Netherlands                          747,631              3.7
Spain                                    617,275              3.1
Ireland                                  551,913              2.7
United States                            505,500              2.5
Norway                                   224,613              1.1
Portugal                                 217,977              1.1
Greece                                   198,920              1.0
                                     -----------------------------
Total                                $20,111,561            100.0%
                                     =============================

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000

==================================================================================

 Assets

 Investments, at value (cost $19,716,283)--
 see accompanying statement                                            $20,111,561
----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                         345
----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                          609,426
 Shares of beneficial interest sold                                        108,770
 Interest                                                                   12,263
 Other                                                                       1,347

                                                                       -----------
 Total assets                                                           20,843,712

==================================================================================
 Liabilities

 Bank overdraft                                                            366,631
----------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                       4,056
----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                     454,860
 Shares of beneficial interest redeemed                                     58,171
 Distribution and service plan fees                                          7,274
 Transfer and shareholder servicing agent fees                               5,028
 Trustees' compensation                                                        209
 Other                                                                      38,435
                                                                       -----------
 Total liabilities                                                         934,664

==================================================================================
 Net Assets                                                            $19,909,048
                                                                       ===========

==================================================================================
 Composition of Net Assets

 Paid-in capital                                                      $ 19,903,738
----------------------------------------------------------------------------------
 Overdistributed net investment income                                          (2)
----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                            (387,885)
----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation
 of assets and liabilities denominated in foreign currencies               393,197
                                                                       -----------
 Net Assets                                                            $19,909,048
                                                                       ===========

STATEMENT OF ASSETS AND LIABILITIES  Continued

===================================================================================================

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $11,809,251 and 1,047,247 shares of beneficial interest outstanding)                        $11.28
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                 $11.97
---------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,685,360
 and 599,551 shares of beneficial interest outstanding)                                      $11.15
---------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,413,305
 and 126,234 shares of beneficial interest outstanding)                                      $11.20
---------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $1,132 and 100 shares of beneficial interest outstanding)                         $11.32

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2000

==================================================================================

 Investment Income

 Dividends (net of foreign withholding taxes of $8,046)                 $  126,797
----------------------------------------------------------------------------------
 Interest                                                                   30,474
                                                                        ----------
 Total income                                                              157,271

==================================================================================
 Expenses

 Management fees                                                           104,783
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    15,049
 Class B                                                                    39,393
 Class C                                                                     8,076
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    21,129
 Class B                                                                    10,130
 Class C                                                                     2,106
----------------------------------------------------------------------------------
 Shareholder reports                                                        54,983
----------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                18,732
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                11,615
----------------------------------------------------------------------------------
 Trustees' compensation                                                        284
----------------------------------------------------------------------------------
 Other                                                                       6,600
                                                                        ----------
 Total expenses                                                            292,880
 Less expenses paid indirectly                                              (2,536)
                                                                        ----------
 Net expenses                                                              290,344

==================================================================================
 Net Investment Loss                                                      (133,073)

==================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                               615,711
 Foreign currency transactions                                            (761,019)
                                                                        ----------
 Net realized loss                                                        (145,308)

----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                             1,239,218
 Translation of assets and liabilities denominated in foreign currencies  (954,481)
                                                                        ----------
 Net change                                                                284,737
                                                                        ----------
 Net realized and unrealized gain                                          139,429

==================================================================================
 Net Increase in Net Assets Resulting from Operations                   $    6,356
                                                                        ==========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               Year         Period
                                                              Ended          Ended
                                                         August 31,     August 31,
                                                               2000        1999(1)
==================================================================================

 Operations

 Net investment income (loss)                           $  (133,073)    $    7,430
----------------------------------------------------------------------------------
 Net realized gain (loss)                                  (145,308)       188,990
----------------------------------------------------------------------------------
 Net change in unrealized appreciation                      284,737        108,460
                                                        --------------------------
 Net increase in net assets resulting from operations         6,356        304,880

==================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                     (8,674)            --
 Class Y                                                         (2)            --
----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                   (211,896)            --
 Class B                                                    (79,596)            --
 Class C                                                     (6,956)            --
 Class Y                                                        (46)            --
----------------------------------------------------------------------------------
 Distributions in excess of net realized gain:
 Class A                                                    (53,404)            --
 Class B                                                    (20,063)            --
 Class C                                                     (1,753)            --
 Class Y                                                         (8)            --

==================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                  7,717,305      4,078,125
 Class B                                                  5,971,636        819,920
 Class C                                                  1,263,514        128,710
 Class Y                                                         --          1,000

==================================================================================
 Net Assets

 Total increase                                          14,576,413      5,332,635
----------------------------------------------------------------------------------
 Beginning of period                                      5,332,635            --
                                                        --------------------------
 End of period [including undistributed
 (overdistributed) net investment income of $(2)
 and $8,674, respectively]                              $19,909,048     $5,332,635
                                                        ==========================

1. For the period from March 1, 1999 (commencement of operations) to August 31,
1999.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                       Class A                  Class B
                                                                          Year                     Year
                                                                         Ended                    Ended
                                                                    August 31,               August 31,
                                                            2000       1999(1)         2000     1999(1)
=======================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                     $10.78        $10.00       $10.73      $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.06)          .02         (.08)       (.03)
 Net realized and unrealized gain                           1.12           .76         1.04         .76
                                                          ---------------------------------------------
 Total income from investment operations                    1.06           .78          .96         .73
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.02)           --           --          --
 Distributions from net realized gain                       (.43)           --         (.43)         --
 Distributions in excess of net realized gain               (.11)           --         (.11)         --
                                                          ---------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.56)           --         (.54)         --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.28        $10.78       $11.15      $10.73
                                                          =============================================

=======================================================================================================
 Total Return, at Net Asset Value(2)                        9.99%         7.80%        9.09%       7.30%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $11,809        $4,347       $6,685        $851
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 8,366        $3,473       $3,954        $401
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                              (0.73)%        0.54%       (1.56)%     (0.87)%
 Expenses                                                   1.94%         1.61%        2.77%       2.60%
 Expenses, net of indirect expenses                         1.92%          N/A         2.75%        N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     210%           83%         210%         83%

1. For the period from March 1, 1999 (commencement of operations) to August 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued

                                                                       Class C                  Class Y
                                                                          Year                     Year
                                                                         Ended                    Ended
                                                                    August 31,               August 31,
                                                            2000       1999(1)         2000     1999(1)
=======================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                     $10.76        $10.00       $10.78      $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.08)         (.02)        (.05)        .04
 Net realized and unrealized gain                           1.06           .78         1.15         .74
                                                          ---------------------------------------------
 Total income from investment operations                     .98           .76         1.10         .78
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --            --         (.02)         --
 Distributions from net realized gain                       (.43)           --         (.43)         --
 Distributions in excess of net realized gain               (.11)           --         (.11)         --
                                                          ---------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.54)           --         (.56)         --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.20        $10.76       $11.32      $10.78
                                                          =============================================

=======================================================================================================
 Total Return, at Net Asset Value(2)                        9.26%         7.60%       10.41%       7.80%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $1,413          $133           $1          $1
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $  811          $ 52           $1          $1
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                              (1.56)%       (0.82)       (0.30)%      0.65%
 Expenses                                                   2.77%         2.57%        1.51%       1.52%
 Expenses, net of indirect expenses                         2.75%          N/A         1.49%        N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     210%           83%         210%         83%

1. For the period from March 1, 1999 (commencement of operations) to August 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies
Oppenheimer Europe Fund (the Fund) is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. The
Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss)
for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $75,228, a decrease in overdistributed net investment income of $133,073, and an increase in accumulated net realized loss on investments of $57,845. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended August 31, 2000  Period Ended August 31, 1999(1)
                                Shares        Amount            Shares         Amount
-------------------------------------------------------------------------------------

 Class A
 Sold                        1,305,642   $15,150,672           481,772     $4,876,962
 Dividends and/or
 distributions reinvested       13,787       150,971                --             --
 Redeemed                     (675,447)   (7,584,338)          (78,507)      (798,837)
                             --------------------------------------------------------
 Net increase                  643,982   $ 7,717,305           403,265     $4,078,125
                             ========================================================

-------------------------------------------------------------------------------------
 Class B
 Sold                          609,291   $ 7,023,625            81,470     $  842,190
 Dividends and/or
 distributions reinvested        8,944        97,403                --             --
 Redeemed                      (98,063)   (1,149,392)           (2,091)       (22,270)
                             --------------------------------------------------------
 Net increase                  520,172   $ 5,971,636            79,379     $  819,920
                             ========================================================

-------------------------------------------------------------------------------------
 Class C
 Sold                          589,533   $ 6,506,073            18,532      $ 190,808
 Dividends and/or
 distributions reinvested          792         8,654                --             --
 Redeemed                     (476,470)   (5,251,213)           (6,153)       (62,098)
                             --------------------------------------------------------
 Net increase                  113,855   $ 1,263,514            12,379     $  128,710
                             ========================================================

-------------------------------------------------------------------------------------
 Class Y
 Sold                               --   $        --               100     $    1,000
 Dividends and/or
 distributions reinvested           --            --                --             --
 Redeemed                           --            --                --             --
                             --------------------------------------------------------
 Net increase                       --   $        --               100     $    1,000
                             ========================================================

1. For the period from March 1, 1999 (commencement of operations) to August 31,
1999.

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2000, were
$41,743,898 and $26,917,852, respectively.

As of August 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $19,716,283 was:

Gross unrealized appreciation      $1,393,316
Gross unrealized depreciation        (998,038)
                                   ----------
Net unrealized appreciation        $  395,278
                                   ==========

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion and 0.67% of average annual net assets over $2 billion. The Fund's management fee for the year ended August 31, 2000 was an annualized rate of 0.80%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an
"at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement
with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Commissions     Commissions     Commissions
                      Front-End      Front-End     on Class A      on Class B      on Class C
                  Sales Charges  Sales Charges         Shares          Shares          Shares
                     on Class A    Retained by    Advanced by     Advanced by     Advanced by
Year Ended               Shares    Distributor    Distributor(1)  Distributor(1)  Distributor(1)
---------------------------------------------------------------------------------------------

August 31, 2000         $81,976        $24,750         $5,233        $126,129          $8,653

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              Class A                  Class B                  Class C
                  Contingent Deferred      Contingent Deferred      Contingent Deferred
                        Sales Charges            Sales Charges            Sales Charges
Year Ended    Retained by Distributor  Retained by Distributor  Retained by Distributor
---------------------------------------------------------------------------------------

August 31, 2000                   $--                   $5,082                      $--

     The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment
Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended August 31, 2000, payments under the Class A plan totaled $15,049 prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients, and included $1,622 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended August 31, 2000, were as follows:

                                                     Distributor's  Distributor's
                                                         Aggregate   Unreimbursed
                                                      Unreimbursed  Expenses as %
                   Total Payments   Amount Retained       Expenses  of Net Assets
                       Under Plan    by Distributor     Under Plan       of Class
----------------------------------------------------------------------------------

Class B Plan              $39,393           $34,398       $136,832           2.05%
Class C Plan                8,076             4,858         12,401           0.88

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of August 31, 2000, the Fund had outstanding foreign currency contracts as follows:

                           Expiration       Contract   Valuation as of     Unrealized       Unrealized
Contract Description             Date  Amount (000s)   August 31, 2000   Appreciation     Depreciation
------------------------------------------------------------------------------------------------------
Contracts to Purchase

British Pound Sterling (GBP)   9/1/00          GBP11          $ 16,411           $ --           $  311
Euro (EUR)                    9/29/00         EUR247           219,590             --            3,745
                                                                         -----------------------------
                                                                                   --            4,056
                                                                         -----------------------------
Contracts to Sell
Danish Krone (DKK)             9/1/00       DKK1,672           199,424            345               --
                                                                         -----------------------------
Total Unrealized Appreciation and Depreciation                                   $345           $4,056
                                                                         =============================

================================================================================
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.
     The Fund had no borrowings outstanding during the period ended August 31,
2000.

FINANCIAL HIGHLIGHTS

                                                                       Class A                  Class B
                                                                          Year                     Year
                                                                         Ended                    Ended
                                                                    August 31,               August 31,
                                                            2000       1999(1)         2000     1999(1)
=======================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                     $10.78        $10.00       $10.73      $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.06)          .02         (.08)       (.03)
 Net realized and unrealized gain                           1.12           .76         1.04         .76
                                                          ---------------------------------------------
 Total income from investment operations                    1.06           .78          .96         .73
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.02)           --           --          --
 Distributions from net realized gain                       (.43)           --         (.43)         --
 Distributions in excess of net realized gain               (.11)           --         (.11)         --
                                                          ---------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.56)           --         (.54)         --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.28        $10.78       $11.15      $10.73
                                                          =============================================

=======================================================================================================
 Total Return, at Net Asset Value(2)                        9.99%         7.80%        9.09%       7.30%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $11,809        $4,347       $6,685        $851
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 8,366        $3,473       $3,954        $401
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                              (0.73)%        0.54%       (1.56)%     (0.87)%
 Expenses                                                   1.94%         1.61%        2.77%       2.60%
 Expenses, net of indirect expenses                         1.92%          N/A         2.75%        N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     210%           83%         210%         83%

1. For the period from March 1, 1999 (commencement of operations) to August 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

FINANCIAL HIGHLIGHTS  Continued

                                                                       Class C                  Class Y
                                                                          Year                     Year
                                                                         Ended                    Ended
                                                                    August 31,               August 31,
                                                            2000       1999(1)         2000     1999(1)
=======================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                     $10.76        $10.00       $10.78      $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                               (.08)         (.02)        (.05)        .04
 Net realized and unrealized gain                           1.06           .78         1.15         .74
                                                          ---------------------------------------------
 Total income from investment operations                     .98           .76         1.10         .78
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         --            --         (.02)         --
 Distributions from net realized gain                       (.43)           --         (.43)         --
 Distributions in excess of net realized gain               (.11)           --         (.11)         --
                                                          ---------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.54)           --         (.56)         --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.20        $10.76       $11.32      $10.78
                                                          =============================================

=======================================================================================================
 Total Return, at Net Asset Value(2)                        9.26%         7.60%       10.41%       7.80%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $1,413          $133           $1          $1
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $  811          $ 52           $1          $1
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                              (1.56)%       (0.82)       (0.30)%      0.65%
 Expenses                                                   2.77%         2.57%        1.51%       1.52%
 Expenses, net of indirect expenses                         2.75%          N/A         1.49%        N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     210%           83%         210%         83%

1. For the period from March 1, 1999 (commencement of operations) to August 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

                                                    Appendix A

                                             Industry Classifications

Aerospace/Defense                                            Food and Drug Retailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                                     Health Care/Supplies & Services
Automotive                                                   Homebuilders/Real Estate
Bank Holding Companies                                       Hotel/Gaming
Banks                                                        Industrial Services
Beverages                                                    Information Technology
Broadcasting                                                 Insurance
Broker-Dealers                                               Leasing & Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                                           Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                            Oil - International
Conglomerates                                                Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads & Truckers
Convenience Stores                                           Restaurants
Department Stores                                            Savings & Loans
Diversified Financial                                        Shipping
Diversified Media                                            Special Purpose Financial
Drug Wholesalers                                             Specialty Printing
Durable Household Goods                                      Specialty Retailing
Education                                                    Steel
Electric Utilities                                           Telecommunications - Long Distance
Electrical Equipment                                         Telephone - Utility
Electronics                                                  Textile, Apparel & Home Furnishings
Energy Services                                              Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                                    Appendix B

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of  the  Oppenheimer  funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2
That is because of the economies of sales efforts realized by OppenheimerFunds  Distributor,  Inc., (referred to in this  document as the  "Distributor"),  or by dealers or other  financial  institutions  that offer those shares to certain classes of investors.

Not all waivers apply to all funds.  For example,  waivers relating to Retirement Plans do not apply to Oppenheimer municipal  funds,  because  shares of those funds are not  available  for  purchase  by or on behalf of  retirement plans. Other waivers apply only to shareholders of certain funds.

For the  purposes  of some of the  waivers  described  below and in the  Prospectus  and  Statement  of  Additional
Information  of the applicable  Oppenheimer  funds,  the term  "Retirement  Plan" refers to the following  types of plans:
(1)      plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2)      non-qualified deferred compensation plans,
(3)      employee benefit plans3
(4)      Group Retirement Plans4
(5)      403(b)(7) custodial plan accounts
(6)      Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs, Roth IRAs,  SEP-IRAs,  SARSEPs or
                SIMPLE plans

The  interpretation of these provisions as to the applicability of a special  arrangement or waiver in a particular case is in the sole  discretion  of the  Distributor  or the transfer  agent  (referred to in this  document as the
"Transfer  Agent") of the particular  Oppenheimer  fund.  These waivers and special  arrangements may be amended or terminated at any time by a particular fund, the Distributor,  and/or  OppenheimerFunds,  Inc. (referred to in this document as the "Manager").

Waivers  that apply at the time shares are  redeemed  must be requested  by the  shareholder  and/or  dealer in the redemption request.

I.       Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of  Oppenheimer  Funds That Are Not Subject to Initial  Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial  sales charge on purchases  of Class A shares of any of the  Oppenheimer  funds in the cases listed below.  However,  these  purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months of the end of the calendar  month of their  purchase,  as  described  in the  Prospectus
(unless  a waiver  described  elsewhere  in this  Appendix  applies  to the  redemption).  Additionally,  on shares purchased  under these waivers that are subject to the Class A contingent  deferred sales charge,  the  Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5
This waiver provision applies to:
-        Purchases of Class A shares aggregating $1 million or more.
-        Purchases of Class A shares by a Retirement  Plan that was  permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-        Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)      through a broker,  dealer, bank or registered  investment adviser that has made special  arrangements with the Distributor for those purchases, or
(2)      by a direct  rollover of a distribution  from a qualified  Retirement  Plan if the  administrator  of that
              Plan has made special arrangements with the Distributor for those purchases.
     -   Purchases  of  Class  A  shares  by  Retirement  Plans  that  have  any  of the  following  record-keeping arrangements:
(1)      The record  keeping is  performed by Merrill  Lynch Pierce  Fenner & Smith,  Inc.  ("Merrill  Lynch") on a
              daily  valuation   basis  for  the  Retirement   Plan.  On  the  date  the  plan  sponsor  signs  the
              record-keeping  service  agreement with Merrill  Lynch,  the Plan must have $3 million or more of its assets  invested  in (a)  mutual  funds,  other than  those  advised  or  managed  by  Merrill  Lynch
              Investment  Management,  L.P.  ("MLIM"),  that are made available under a Service  Agreement  between
              Merrill Lynch and the mutual  fund's  principal  underwriter  or  distributor,  and (b) funds advised
              or  managed  by  MLIM  (the  funds   described  in  (a)  and  (b)  are  referred  to  as  "Applicable
              Investments").
(2)      The record  keeping for the  Retirement  Plan is performed on a daily  valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill
              Lynch.  On the date the plan sponsor signs the record keeping  service  agreement with Merrill Lynch, the Plan must have $3  million or more of its  assets  (excluding  assets  invested  in money  market funds) invested in Applicable Investments.
(3)      The record  keeping for a Retirement  Plan is handled under a service  agreement with Merrill Lynch and on the date the plan  sponsor  signs that  agreement,  the Plan has 500 or more  eligible  employees  (as determined by the Merrill Lynch plan conversion manager).
      -  Purchases  by a Retirement  Plan whose record  keeper had a  cost-allocation  agreement  with the Transfer
         Agent on or before March 1, 2001.

II.      Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A  shares  purchased  by the  following  investors  are not  subject  to any  Class A sales  charges  (and no concessions are paid by the Distributor on such purchases):
-        The Manager or its affiliates.
-        Present or former  officers,  directors,  trustees and employees (and their  "immediate  families") of the
         Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees.  The
         term  "immediate  family"  refers  to  one's  spouse,  children,  grandchildren,   grandparents,  parents,
         parents-in-law,  brothers  and  sisters,  sons- and  daughters-in-law,  a  sibling's  spouse,  a  spouse's siblings,  aunts,  uncles,  nieces  and  nephews;  relatives  by  virtue of a  remarriage  (step-children, step-parents, etc.) are included.
-        Registered  management  investment  companies,  or separate  accounts  of  insurance  companies  having an agreement with the Manager or the Distributor for that purpose.
-        Dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement plans for their employees.
-        Employees and  registered  representatives  (and their spouses) of dealers or brokers  described  above or financial  institutions that have entered into sales  arrangements with such dealers or brokers (and which are  identified as such to the  Distributor)  or with the  Distributor.  The purchaser must certify to the
         Distributor  at the time of  purchase  that the  purchase is for the  purchaser's  own account (or for the benefit of such employee's spouse or minor children).
-        Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the
         Distributor  providing  specifically for the use of shares of the Fund in particular  investment  products made available to their clients.  Those clients may be charged a transaction fee by their dealer,  broker, bank or advisor for the purchase or sale of Fund shares.
-        Investment  advisors and  financial  planners who have entered into an agreement for this purpose with the
         Distributor  and who charge an  advisory,  consulting  or other fee for their  services and buy shares for their own accounts or the accounts of their clients.
-        "Rabbi  trusts"  that buy shares for their own  accounts,  if the  purchases  are made through a broker or agent or other financial  intermediary  that has made special  arrangements with the Distributor for those purchases.
-        Clients of  investment  advisors or financial  planners  (that have  entered  into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without sales charge but only if their  accounts  are linked to a master  account of their  investment  advisor or financial planner on the books and records of the broker,  agent or financial  intermediary with which the
         Distributor  has made such  special  arrangements  . Each of these  investors  may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-        Directors,  trustees,  officers  or  full-time  employees  of  OpCap  Advisors  or its  affiliates,  their relatives or any trust,  pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.
-        Accounts for which  Oppenheimer  Capital (or its  successor) is the  investment  advisor (the  Distributor must be advised of this  arrangement)  and persons who are  directors  or trustees of the company or trust which is the beneficial owner of such accounts.
-        A unit investment trust that has entered into an appropriate agreement with the Distributor.
-        Dealers,  brokers,  banks, or registered  investment advisers that have entered into an agreement with the
         Distributor  to sell  shares to  defined  contribution  employee  retirement  plans for which the  dealer, broker or investment adviser provides administration services.
-        Retirement  Plans and  deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans qualified or created under sections 401(a),  401(k), 403(b) or 457 of the Internal Revenue
         Code),  in each case if those purchases are made through a broker,  agent or other financial  intermediary that has made special arrangements with the Distributor for those purchases.
-        A TRAC-2000  401(k)  plan  (sponsored  by the former  Quest for Value  Advisors)  whose Class B or Class C shares  of a Former  Quest  for  Value  Fund  were  exchanged  for  Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
-        A qualified  Retirement  Plan that had agreed with the former Quest for Value Advisors to purchase  shares of any of the  Former  Quest  for Value  Funds at net asset  value,  with such  shares to be held  through
         DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement  was  consummated and share purchases commenced by December 31, 1996.

B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares  issued or  purchased  in the  following  transactions  are not  subject  to sales  charges  (and no concessions are paid by the Distributor on such purchases):
     -   Shares issued in plans of  reorganization,  such as mergers,  asset  acquisitions and exchange offers,  to which the Fund is a party.
-        Shares  purchased by the  reinvestment  of dividends or other  distributions  reinvested  from the Fund or other  Oppenheimer  funds  (other than  Oppenheimer  Cash  Reserves) or unit  investment  trusts for which reinvestment arrangements have been made with the Distributor.
-        Shares purchased  through a broker-dealer  that has entered into a special  agreement with the Distributor to allow the broker's  customers to purchase  and pay for shares of  Oppenheimer  funds using the proceeds of shares  redeemed in the prior 30 days from a mutual  fund (other than a fund  managed by the Manager or any of its  subsidiaries)  on which an initial sales charge or contingent  deferred sales charge was paid.
         This waiver also  applies to shares  purchased  by exchange of shares of  Oppenheimer  Money  Market Fund,
         Inc.  that were  purchased  and paid for in this manner.  This waiver must be requested  when the purchase order is placed for shares of the Fund, and the  Distributor  may require  evidence of  qualification  for this waiver.
-        Shares  purchased with the proceeds of maturing  principal units of any Qualified Unit  Investment  Liquid
         Trust Series.
-        Shares  purchased by the  reinvestment  of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A  contingent  deferred  sales  charge is also  waived if shares that would  otherwise  be subject to the contingent deferred sales charge are redeemed in the following cases:
     -   To make Automatic  Withdrawal  Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.
-        Involuntary  redemptions  of shares by  operation  of law or  involuntary  redemptions  of small  accounts
         (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
-        For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:
(1)      Following  the death or  disability  (as  defined in the  Internal  Revenue  Code) of the  participant  or beneficiary. The death or disability must occur after the participant's account was established.
(2)      To return excess contributions.
(3)      To return contributions made due to a mistake of fact.
(4)      Hardship withdrawals, as defined in the plan.6
(5)      Under a Qualified  Domestic  Relations  Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or  separation  agreement  described  in Section  71(b) of the  Internal  Revenue
                Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make  "substantially  equal  periodic  payments" as described in Section 72(t) of the Internal  Revenue
                Code.
(8)      For loans to participants or beneficiaries.
(9)      Separation from service.7
(10)     Participant-directed  redemptions  to purchase  shares of a mutual fund (other than a fund  managed by the
                Manager  or a  subsidiary  of the  Manager)  if the  plan has made  special  arrangements  with the
                Distributor.
(11)     Plan  termination or "in-service  distributions,"  if the redemption  proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
     -   For  distributions  from  401(k)  plans  sponsored  by  broker-dealers  that have  entered  into a special agreement with the Distributor allowing this waiver.

III.   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N  contingent  deferred  sales  charges  will not be applied to shares  purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent  deferred  sales  charges will be waived for  redemptions  of shares in the following cases:
-        Shares  redeemed  involuntarily,  as  described  in  "Shareholder  Account  Rules  and  Policies,"  in the
         applicable Prospectus.
-        Redemptions  from  accounts  other than  Retirement  Plans  following  the death or disability of the last surviving  shareholder,  including a trustee of a grantor  trust or  revocable  living trust for which the trustee is also the sole  beneficiary.  The death or disability  must have occurred  after the account was established,  and for disability you must provide  evidence of a determination of disability by the Social
         Security Administration.
-        Distributions  from accounts for which the  broker-dealer  of record has entered into a special  agreement with the Distributor allowing this waiver.
-        Redemptions of Class B shares held by Retirement  Plans whose records are maintained on a daily  valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-        Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
     -   Redemptions,  requested in writing by a Retirement Plan sponsor,  of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the  Retirement  Plan's  first  purchase of Class C shares,  if the redemption  proceeds are invested in Class N shares of one or more  Oppenheimer funds.
-        Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)      Following  the death or  disability  (as  defined in the  Internal  Revenue  Code) of the  participant  or beneficiary.  The death or disability  must occur after the  participant's  account was established in an Oppenheimer fund.
(2)      To return excess contributions made to a participant's account.
(3)      To return contributions made due to a mistake of fact.
(4)      To make hardship withdrawals, as defined in the plan.9
(5)      To make  distributions  required under a Qualified  Domestic  Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)      To meet the minimum distribution requirements of the Internal Revenue Code.
(7)      To make  "substantially  equal  periodic  payments" as described in Section 72(t) of the Internal  Revenue
                Code.
(8)      For loans to participants or beneficiaries.10
(9)      On account of the participant's separation from service.11
(10)     Participant-directed  redemptions  to purchase  shares of a mutual fund (other than a fund  managed by the
                Manager or a subsidiary of the Manager)  offered as an investment  option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)     Distributions  made on account of a plan  termination  or  "in-service"  distributions,  if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)     For distributions  from a participant's  account under an Automatic  Withdrawal Plan after the participant reaches age 59 1/2, as long as the  aggregate  value of the  distributions  does not exceed 10% of the account's value, adjusted annually.
         (13)   Redemptions  of Class B shares  under an  Automatic  Withdrawal  Plan for an  account  other than a
                Retirement  Plan,  if the  aggregate  value  of the  redeemed  shares  does not  exceed  10% of the account's value, adjusted annually.
         (14)   For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special arrangement with the Distributor allowing this waiver.
         -    Redemptions  of Class B shares or Class C shares under an Automatic  Withdrawal  Plan from an account other than a Retirement  Plan if the  aggregate  value of the redeemed  shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The  contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-        Shares sold to the Manager or its affiliates.
-        Shares sold to registered  management  investment  companies or separate  accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.
-        Shares issued in plans of reorganization to which the Fund is a party.
-        Shares  sold to present  or former  officers,  directors,  trustees  or  employees  (and their  "immediate families"  as  defined  above in  Section  I.A.) of the Fund,  the  Manager  and its  affiliates  and retirement plans established by them for their employees.

IV.      Special Sales Charge  Arrangements for Shareholders of Certain  Oppenheimer Funds Who Were Shareholders of
         Former Quest for Value Funds

The  initial  and  contingent  deferred  sales  charge  rates and  waivers  for Class A, Class B and Class C shares described in the  Prospectus  or Statement  of  Additional  Information  of the  Oppenheimer  funds are modified as described  below for certain  persons who were  shareholders  of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when  OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

Oppenheimer Quest Value Fund, Inc.                         Oppenheimer Small Cap Value Fund
Oppenheimer Quest Balanced Value Fund                      Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund

         These  arrangements also apply to shareholders of the following funds when they merged (were  reorganized)
into various Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government Income Fund               Quest for Value New York Tax-Exempt Fund
  Quest for Value Investment Quality Income Fund            Quest for Value National Tax-Exempt Fund
  Quest for Value Global Income Fund                        Quest for Value California Tax-Exempt Fund

         All of the funds  listed  above are referred to in this  Appendix as the "Former  Quest for Value  Funds."
The waivers of initial and  contingent  deferred  sales charges  described in this  Appendix  apply to shares of an
Oppenheimer fund that are either:
      -    acquired by such  shareholder  pursuant to an exchange of shares of an Oppenheimer  fund that was one of the Former Quest for Value Funds, or
      -    purchased  by such  shareholder  by exchange of shares of another  Oppenheimer  fund that were  acquired pursuant to the merger of any of the Former  Quest for Value Funds into that other  Oppenheimer  fund on
           November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

         - -  Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and  Associations.  The  following  table sets forth the initial sales charge rates for Class A shares  purchased by members of  "Associations"  formed for any purpose other than the purchase of securities.  The rates in the table  apply if that  Association  purchased  shares  of any of the  Former  Quest for Value  Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

------------------------------ ---------------------------- ---------------------------- ----------------------------
Number of                      Initial Sales                Initial Sales Charge         Concession
Eligible Employees             Charge as a %                as a % of Net                as % of
or Members                     of Offering Price            Amount Invested              Offering Price
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
9 or Fewer                     2.50%                        2.56%                        2.00%
------------------------------ ---------------------------- ---------------------------- ----------------------------
------------------------------ ---------------------------- ---------------------------- ----------------------------
At  least  10  but  not  more  2.00%                        2.04%                        1.60%
than 49
------------------------------ ---------------------------- ---------------------------- ----------------------------

         For purchases by Associations  having 50 or more eligible employees or members,  there is no initial sales charge on  purchases  of Class A shares,  but those  shares are subject to the Class A  contingent  deferred  sales charge described in the applicable fund's Prospectus.

         Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the  number of  members  of an  Association,  or the sales  charge  rate that  applies  under the Right of
Accumulation  described in the applicable  fund's Prospectus and Statement of Additional  Information.  Individuals
who qualify  under this  arrangement  for reduced sales charge rates as members of  Associations  also may purchase shares for their  individual  or  custodial  accounts at these  reduced  sales  charge  rates,  upon request to the
Distributor.

         - -  Waiver  of  Class  A  Sales  Charges  for  Certain  Shareholders.  Class A  shares  purchased  by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              -   Shareholders  who were  shareholders  of the AMA  Family of Funds on  February  28,  1991 and who
                  acquired  shares of any of the Former  Quest for Value Funds by merger of a portfolio  of the AMA
                  Family of Funds.
              -   Shareholders  who  acquired  shares of any  Former  Quest for Value  Fund by merger of any of the portfolios of the Unified Funds.

         - -  Waiver of Class A Contingent  Deferred Sales Charge in Certain  Transactions.  The Class A contingent deferred  sales charge will not apply to  redemptions  of Class A shares  purchased by the following  investors who were shareholders of any Former Quest for Value Fund:

         Investors  who  purchased  Class A shares  from a dealer that is or was not  permitted  to receive a sales load or  redemption  fee imposed on a  shareholder  with whom that dealer has a fiduciary  relationship,  under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         - -  Waivers for  Redemptions  of Shares  Purchased  Prior to March 6, 1995. In the following  cases,  the contingent  deferred  sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an
Oppenheimer  fund.  The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former  Quest for Value Fund or into which such fund  merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
-        withdrawals  under an  automatic  withdrawal  plan  holding  only either  Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
-        liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         - -  Waivers for  Redemptions  of Shares  Purchased  on or After  March 6, 1995 but Prior to November  24,
1995. In the following  cases,  the  contingent  deferred  sales charge will be waived for  redemptions of Class A,
Class B or Class C shares of an  Oppenheimer  fund.  The shares  must have been  acquired by the merger of a Former
Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged.  Those shares must have been  purchased on or after March 6,
1995, but prior to November 24, 1995:
-        redemptions  following the death or disability of the  shareholder(s)  (as evidenced by a determination of total disability by the U.S. Social Security Administration);
-        withdrawals  under an automatic  withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
         -        liquidation  of a  shareholder's  account if the  aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's  account will be credited with the amount of any contingent  deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund described in this section if the proceeds  are  invested in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

V.   Special Sales Charge  Arrangements  for  Shareholders of Certain  Oppenheimer  Funds Who Were  Shareholders of
Connecticut Mutual Investment Accounts, Inc.

The initial and contingent  deferred sale charge rates and waivers for Class A and Class B shares  described in the respective  Prospectus  (or this Appendix) of the following  Oppenheimer  funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are  modified  as  described  below for those  Fund  shareholders  who were  shareholders  of the  following  funds
(referred to as the "Former  Connecticut  Mutual Funds") on March 1, 1996, when  OppenheimerFunds,  Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account                             Connecticut Mutual Total Return Account
Connecticut Mutual Government Securities Account              CMIA LifeSpan Capital Appreciation Account
Connecticut Mutual Income Account                             CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account                             CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

         -    Class A  Contingent  Deferred  Sales  Charge.  Certain  shareholders  of a Fund and the other  Former
Connecticut  Mutual  Funds are  entitled to continue to make  additional  purchases  of Class A shares at net asset value  without a Class A initial  sales charge,  but subject to the Class A contingent  deferred  sales charge that was in effect  prior to March 18, 1996 (the "prior  Class A CDSC").  Under the prior Class A CDSC,  if any of those shares are redeemed  within one year of purchase,  they will be assessed a 1% contingent  deferred  sales charge on an amount  equal to the current  market  value or the  original  purchase  price of the shares  sold,  whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
(1)      persons  whose  purchases  of Class A shares of a Fund and other  Former  Connecticut  Mutual  Funds  were
                $500,000  prior to March 18, 1996,  as a result of direct  purchases  or purchases  pursuant to the
                Fund's  policies on Combined  Purchases or Rights of  Accumulation,  who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)      persons  whose  intended  purchases  under a Statement of Intention  entered into prior to March 18, 1996, with the former  general  distributor  of the Former  Connecticut  Mutual Funds to purchase  shares valued at $500,000 or more over a 13-month  period  entitled  those  persons to purchase  shares at net asset value without being subject to the Class A initial sales charge.

         Any of the Class A shares of a Fund and the other Former  Connecticut  Mutual Funds that were purchased at net asset value prior to March 18, 1996,  remain  subject to the prior Class A CDSC,  or if any  additional  shares are purchased by those  shareholders  at net asset value pursuant to this  arrangement  they will be subject to the prior Class A CDSC.

         -    Class A Sales Charge Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales charge,  by a person who was in one (or more) of the  categories  below and acquired  Class A shares prior to March
18, 1996, and still holds Class A shares:
(1)      any  purchaser,  provided the total initial  amount  invested in the Fund or any one or more of the Former
                Connecticut  Mutual Funds  totaled  $500,000 or more,  including  investments  made pursuant to the
                Combined  Purchases,  Statement of Intention and Rights of Accumulation  features  available at the time of the  initial  purchase  and  such  investment  is still  held in one or more of the  Former
                Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)      any  participant in a qualified  plan,  provided that the total initial amount invested by the plan in the
                Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)      Directors  of the Fund or any one or more of the  Former  Connecticut  Mutual  Funds and  members of their immediate families;
(4)      employee benefit plans sponsored by Connecticut  Mutual Financial  Services,  L.L.C.  ("CMFS"),  the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5)      one or more members of a group of at least 1,000  persons  (and persons who are retirees  from such group)
                engaged in a common business,  profession,  civic or charitable endeavor or other activity, and the spouses and minor  dependent  children of such  persons,  pursuant to a marketing  program  between
                CMFS and such group; and
(6)      an institution  acting as a fiduciary on behalf of an individual or individuals,  if such  institution was directly  compensated by the  individual(s) for recommending the purchase of the shares of the Fund or any one or more  of the  Former  Connecticut  Mutual  Funds,  provided  the  institution  had an agreement with CMFS.

         Purchases  of Class A shares made  pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally,  Class A shares  of a Fund may be  purchased  without  a sales  charge  by any  holder  of a variable  annuity  contract  issued in New York State by  Connecticut  Mutual Life  Insurance  Company  through the
Panorama  Separate  Account  which is beyond the  applicable  surrender  charge period and which was used to fund a qualified  plan,  if that holder  exchanges  the variable  annuity  contract  proceeds to buy Class A shares of the
Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix,  above, the contingent  deferred sales charge will be waived for  redemptions  of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former  Connecticut  Mutual Fund  provided that the Class A or
Class B shares of the Fund to be  redeemed  or  exchanged  were (i)  acquired  prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.  Additionally,  the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)      by the estate of a deceased shareholder;
(2)      upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)      for retirement  distributions (or loans) to participants or beneficiaries  from retirement plans qualified under Sections 401(a) or 403(b)(7)of  the Code, or from IRAs,  deferred  compensation  plans created under Section 457 of the Code, or other employee benefit plans;
(4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)      in  whole  or  in  part,  in  connection  with  shares  sold  to  any  state,  county,  or  city,  or  any instrumentality,  department,  authority,  or agency  thereof,  that is  prohibited  by  applicable investment  laws from  paying a sales  charge or  concession  in  connection  with the  purchase of shares of any registered investment management company;
(6)      in  connection  with the  redemption of shares of the Fund due to a  combination  with another  investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)      in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)      in connection with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts  pursuant to an Automatic  Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)      as  involuntary  redemptions  of shares by operation of law, or under  procedures  set forth in the Fund's
                Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.      Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer  Municipal Bond Fund,  Oppenheimer U.S. Government Trust,  Oppenheimer Strategic Income
Fund and  Oppenheimer  Capital  Income Fund who acquired  (and still hold) shares of those funds as a result of the reorganization  of series of Advance America Funds,  Inc. into those Oppenheimer funds on October 18, 1991, and who held  shares of  Advance  America  Funds,  Inc.  on March  30,  1990,  may  purchase  Class A shares of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer  Convertible  Securities  Fund  (referred to as the "Fund" in this  section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors  listed below who,  prior to March 11,
1996,  owned shares of the Fund's  then-existing  Class A and were  permitted to purchase those shares at net asset value without sales charge:
-        the Manager and its affiliates,
-        present or former officers,  directors,  trustees and employees (and their "immediate families" as defined in the Fund's  Statement of  Additional  Information)  of the Fund,  the Manager and its  affiliates,  and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-        registered  management  investment  companies  or separate  accounts of  insurance  companies  that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-        dealers or brokers that have a sales  agreement with the  Distributor,  if they purchase  shares for their own accounts or for retirement plans for their employees,
-        employees  and  registered  representatives  (and their  spouses) of dealers or brokers  described  in the preceding section or financial  institutions that have entered into sales  arrangements with those dealers or brokers (and whose  identity is made known to the  Distributor)  or with the  Distributor,  but only if the  purchaser  certifies  to the  Distributor  at the time of  purchase  that the  purchaser  meets these qualifications,
-        dealers,  brokers,  or  registered  investment  advisors  that  had  entered  into an  agreement  with the
         Distributor or the prior distributor of the Fund  specifically  providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-        dealers,  brokers  or  registered  investment  advisors  that  had  entered  into an  agreement  with  the
         Distributor  or prior  distributor  of the Fund's shares to sell shares to defined  contribution  employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Europe Fund

Internet Web Site:
         www.oppenheimerfunds.com

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown & Platt
         1675 Broadway
         New York, New York
         10019-5820

PX0261revised8.01

--------
1. Ms. Macaskill is not a Director of Oppenheimer Money Market Fund, Inc.
2 In accordance with rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group  Retirement  Plan" means any  qualified  or  non-qualified  retirement  plan for  employees  of a corporation  or sole  proprietorship,  members and employees of a partnership  or  association  or other  organized group of persons (the members of which may include other groups),  if the group has made special  arrangements with the  Distributor  and all members of the group  participating  in (or who are eligible to participate  in) the plan purchase  shares of an Oppenheimer  fund or funds through a single  investment  dealer,  broker or other  financial institution  designated by the group.  Such plans  include 457 plans,  SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b)
plans other than plans for public  school  employees.  The term "Group  Retirement  Plan" also  includes  qualified retirement  plans and  non-qualified  deferred  compensation  plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single  investment  dealer,  broker or other  financial  institution  that has made special arrangements with the Distributor.

5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.

6 This provision does not apply to IRAs.

7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.

9 This provision does not apply to IRAs.

10 This provision does not apply to loans from 403(b)(7) custodial plans.

11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.